--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                                   [LOGO OF GOLDEN OAK
                                                FAMILY OF FUNDS OMITTED]

                                                      JULY 31, 2000

                                                     THE ARBOR FUND

                                                       Advised by
                                                      CITIZENS BANK
                                                    [GRAPHIC OMITTED]

TABLE OF CONTENTS

Letter to Shareholders ..........................................    2

Statements of Net Assets ........................................    4

Statement of Operations .........................................   27

Statement of Changes in Net Assets ..............................   28

Financial Highlights ............................................   30

Notes to Financial Statements ...................................   32

                                                                     August 2000
                                   GOLDEN OAK
                       SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear Shareholder:

Just when it looked like the "New Economy" companies and their stocks had been embraced as the only sensible investment vehicles, the value-style stocks of the "Old Economy" began a solid comeback during March. Given the huge disparity in performance between growth-style and value-style stocks during the previous 12 months or so, it shouldn't have come as a surprise that the gap had to narrow sometime soon.

As many companies with modest stock prices in relation to their earnings get re-discovered and recommended by analysts, the debate concerning the future value of technology, media, and telecommunications (TMT) companies leaves many investors wondering how to determine an investment strategy. It is our firm opinion that the following guidelines, which are both simple and durable, provide the appropriate antidote for investor anxiety and indecision.

   DON'T TRY TO TIME THE SECURITIES MARKETS. Significant price changes often occur without time to thoughtfully act beforehand. Remember that timing is a two-edged sword: Every decision to sell requires a subsequent reinvestment -- two opportunities for sub-optimization! Timing involves high risk and low odds.

   DIVERSIFY YOUR PORTFOLIO. Securities and investment styles move in and out of favor, often without warning. Diversifying market risk across the spectrum of styles means you always participate in whatever is outperforming; conversely, you avoid the possibility of over concentration in weak styles and the urge to sell at or near the bottom. Who expected that the best performing Golden Oak portfolio this year would be the Small Cap Value Fund?

   ALIGN YOUR INVESTMENTS WITH YOUR PERSONAL GOALS AND OBJECTIVES. Computer software enables you or your advisor to structure a portfolio which fits your objectives and optimizes the risk-return tradeoff. Maintain the portfolio mix unless your personal needs and objectives change. Reacting to market "noise" is often costly.

The value which all of us can derive from disciplining ourselves to follow these guidelines -- beyond greater peace of mind -- is a higher probability of reaching our financial goals in an uncertain world.

We are pleased to introduce the Golden Oak International Equity Fund, which was first available for investment in July. BlackRock International, Ltd., which has a strong record in international stock investing, serves as sub-advisor. This new fund is our only investment vehicle focusing exclusively on the stocks of companies headquartered in countries outside the U.S, and it has the differentiating feature of a multi-capitalization portfolio structure. Golden Oak International should be carefully considered for inclusion in all well-diversified investment portfolios.

Once again, we thank you for choosing to invest with us.

                                          Sincerely,

                                          /S/ SIGNATURE

                                          Dana A. Czmer
                                          Chief Investment Officer
                                          Citizens Bank

STATEMENT OF NET ASSETS                               GOLDEN OAK FAMILY OF FUNDS

July 31, 2000                                                          Unaudited

GROWTH                                                                  Value
PORTFOLIO                                                   Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.9%

AEROSPACE/DEFENSE EQUIPMENT -- 1.2%
General Dynamics ......................................      17,600     $   993
-------------------------------------------------------------------------------
        Total Aerospace/Defense Equipment .............                     993
-------------------------------------------------------------------------------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.0%
Dow Jones .............................................       6,200         409
TMP Worldwide* ........................................       6,700         482
-------------------------------------------------------------------------------
        Total Broadcasting, Newspapers
           & Advertising ..............................                     891
-------------------------------------------------------------------------------
BUILDING & CONSTRUCTION -- 1.1%
Dycom Industries* .....................................      21,300         911
-------------------------------------------------------------------------------
        Total Building & Construction .................                     911
-------------------------------------------------------------------------------
CHEMICALS -- 0.5%
Dow Chemical ..........................................      15,000         431
-------------------------------------------------------------------------------
        Total Chemicals ...............................                     431
-------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 9.2%
ADC Telecommunications* ...............................      45,800       1,921
Comverse Technology* ..................................       7,800         684
Network Appliance* ....................................      23,100       1,991
Nortel Networks .......................................      20,400       1,517
Powerwave Technologies* ...............................      49,000       1,700
-------------------------------------------------------------------------------
        Total Communications Equipment ................                   7,813
-------------------------------------------------------------------------------
COMPUTERS & SERVICES -- 12.9%
Apple Computer* .......................................      12,500         635
Cisco Systems* ........................................      73,000       4,777
EMC-Mass* .............................................      24,800       2,111
Sun Microsystems* .....................................      33,000       3,479
-------------------------------------------------------------------------------
        Total Computers & Services ....................                  11,002
-------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 11.7%
BEA Systems* ..........................................      25,100       1,081
Check Point
  Software Technologies* ..............................      11,800       1,369
Oracle* ...............................................      56,000       4,211
Siebel Systems* .......................................       9,200       1,334
Veritas Software* .....................................      19,625       2,001
-------------------------------------------------------------------------------
        Total Computer Software .......................                   9,996
-------------------------------------------------------------------------------


GROWTH                                                                  Value
PORTFOLIO (continued)                                       Shares      (000)
-------------------------------------------------------------------------------
COSMETICS & TOILETRIES -- 1.0%
Colgate-Palmolive .....................................      15,800     $   880
-------------------------------------------------------------------------------
        Total Cosmetics & Toiletries ..................                     880
-------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING -- 5.5%
General Electric ......................................      91,600       4,712
-------------------------------------------------------------------------------
        Total Diversified Manufacturing ...............                   4,712
-------------------------------------------------------------------------------
DRUGS -- 7.0%
Eli Lilly .............................................       9,400         976
Merck .................................................       8,900         638
Pfizer ................................................     101,350       4,371
-------------------------------------------------------------------------------
        Total Drugs ...................................                   5,985
-------------------------------------------------------------------------------
FINANCIAL SERVICES -- 3.2%
Citigroup .............................................      38,050       2,685
-------------------------------------------------------------------------------
        Total Financial Services ......................                   2,685
-------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- 2.2%
Pepsico ...............................................      13,300         609
Quaker Oats ...........................................      19,300       1,298
-------------------------------------------------------------------------------
        Total Food, Beverage & Tobacco ................                   1,907
-------------------------------------------------------------------------------
GAS/NATURAL GAS -- 1.3%
Dynegy, Cl A ..........................................      16,000       1,126
-------------------------------------------------------------------------------
        Total Gas/Natural Gas .........................                   1,126
-------------------------------------------------------------------------------
GLASS PRODUCTS -- 1.0%
Corning ...............................................       3,800         889
-------------------------------------------------------------------------------
        Total Glass Products ..........................                     889
-------------------------------------------------------------------------------
INSURANCE -- 0.8%
Jefferson-Pilot .......................................      11,400         695
-------------------------------------------------------------------------------
        Total Insurance ...............................                     695
-------------------------------------------------------------------------------
INTERNET SERVICES -- 4.2%
America Online* .......................................       9,400         501
Lycos* ................................................      32,600       1,976
Yahoo* ................................................       8,300       1,068
-------------------------------------------------------------------------------
        Total Internet Services .......................                   3,545
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS

July 31, 2000                                                          Unaudited

GROWTH                                                                  Value
PORTFOLIO (continued)                                       Shares      (000)
--------------------------------------------------------------------------------
MACHINERY -- 0.7%
Applied Materials* .................................        7,900      $    599
-------------------------------------------------------------------------------
        Total Machinery ............................                        599
-------------------------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES -- 5.1%
Allergan ...........................................       26,800         1,794
Johnson & Johnson ..................................       27,200         2,531
-------------------------------------------------------------------------------
        Total Medical Products & Services ..........                      4,325
-------------------------------------------------------------------------------
MULTIMEDIA -- 3.6%
McGraw-Hill ........................................       17,000         1,010
Walt Disney ........................................       53,600         2,074
-------------------------------------------------------------------------------
        Total Multimedia ...........................                      3,084
-------------------------------------------------------------------------------
OFFICE SUPPLIES -- 0.8%
Avery Dennison .....................................       13,000           705
-------------------------------------------------------------------------------
        Total Office Supplies ......................                        705
-------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS -- 1.5%
Occidental Petroleum ...............................       22,400           454
Phillips Petroleum .................................       15,500           788
-------------------------------------------------------------------------------
        Total Petroleum & Fuel Products ............                      1,242
-------------------------------------------------------------------------------
RETAIL -- 6.0%
Best Buy* ..........................................       21,200         1,542
Tiffany ............................................       22,600           774
Wal-Mart Stores ....................................       51,300         2,818
-------------------------------------------------------------------------------
        Total Retail ...............................                      5,134
-------------------------------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS -- 13.2%
Advanced Micro Devices* ............................       22,600         1,626
Analog Devices* ....................................       33,400         2,234
Intel ..............................................       36,400         2,430
JDS Uniphase* ......................................       29,700         3,508
PMC - Sierra* ......................................        7,600         1,473
-------------------------------------------------------------------------------
        Total Semi-Conductors/Instruments ..........                     11,271
-------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS -- 2.0%
Bellsouth ..........................................       42,700         1,700
-------------------------------------------------------------------------------
        Total Telephones & Telecommunications ......                      1,700
-------------------------------------------------------------------------------
TESTING LABORATORIES -- 1.7%
Amgen* .............................................       11,500           747
Medimmune* .........................................       11,400           678
-------------------------------------------------------------------------------
        Total Testing Laboratories .................                      1,425
-------------------------------------------------------------------------------


                                                           Shares/
GROWTH                                                   Face Amount    Value
PORTFOLIO (concluded)                                       (000)       (000)
-------------------------------------------------------------------------------
WHOLESALE -- 0.5%
Sysco ..............................................        9,800      $    386
-------------------------------------------------------------------------------
        Total Wholesale ............................                        386
-------------------------------------------------------------------------------
        Total Common Stocks
           (Cost $68,046) ..........................                     84,332
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.1%
Morgan Stanley Dean Witter (A)
    6.480%, dated 07/31/00, matures
    08/01/00, repurchase price $942,751
    (collateralized by U.S. Treasury Note,
    total market value: $971,933) ..................     $    943           943
-------------------------------------------------------------------------------
        Total Repurchase Agreement
           (Cost $943) .............................                        943
-------------------------------------------------------------------------------
        Total Investments -- 100.0%
           (Cost $68,989) ..........................                     85,275
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 0.0% ..........                         (1)
-------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class I (unlimited
    authorization -- no par value) based
    on 3,806,106 outstanding shares of
    beneficial interest ............................                     43,705
Portfolio Shares of Class A (unlimited
    authorization -- no par value) based
    on 722,670 outstanding shares of
    beneficial interest ............................                     11,630
Accumulated Net Investment Loss                                            (132)
Accumulated Net Realized Gain
    on Investments .................................                     13,785
Net Unrealized Appreciation on Investments                               16,286
--------------------------------------------------------------------------------
Total Net Assets -- 100.0% .........................                    $85,274
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
    Price Per Share -- Class I                                           $18.90
Net Asset Value and Redemption Price
    Per Share -- Class A ...........................                     $18.44
Maximum Offering Price Per Share -- Class A
    ($18.44 /  94.25%) .............................                     $19.57
--------------------------------------------------------------------------------
* Non-income producing security
(A) Tri-Party Repurchase Agreement
Cl -- Class


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS

July 31, 2000                                                          Unaudited

VALUE                                                                   Value
PORTFOLIO                                                   Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 92.6%

AEROSPACE/DEFENSE EQUIPMENT -- 2.2%
United Technologies ...................................      32,000     $ 1,868
-------------------------------------------------------------------------------
        Total Aerospace/Defense Equipment .............                   1,868
-------------------------------------------------------------------------------
AIR TRANSPORTATION -- 2.3%
Delta Air Lines .......................................      22,000       1,181
Southwest Airlines ....................................      32,000         756
-------------------------------------------------------------------------------
        Total Air Transportation ......................                   1,937
-------------------------------------------------------------------------------
BANKS -- 9.3%
Bank of America .......................................      44,000       2,084
Bank of New York ......................................      11,000         515
Chase Manhattan .......................................      26,000       1,292
First Union ...........................................      44,000       1,136
Fleet Boston Financial ................................      26,000         931
Mellon Financial ......................................      20,640         778
Northern Trust ........................................      14,000       1,048
-------------------------------------------------------------------------------
        Total Banks ...................................                   7,784
-------------------------------------------------------------------------------
BROADCASTING, NEWSPAPERS AND ADVERTISING -- 4.0%
Cablevision Systems, Cl A* ............................      11,900         783
Knight Ridder .........................................      37,500       1,955
Readers Digest, Cl A ..................................      16,000         605
-------------------------------------------------------------------------------
        Total Broadcasting, Newspapers
           and Advertising ............................                   3,343
-------------------------------------------------------------------------------
CHEMICALS -- 2.4%
E.I. Du Pont de Nemours ...............................      44,000       1,994
-------------------------------------------------------------------------------
        Total Chemicals ...............................                   1,994
-------------------------------------------------------------------------------
COMPUTERS & SERVICES -- 4.2%
Compaq Computer .......................................      50,000       1,403
Electronic Data Systems ...............................       9,400         404
International Business Machines .......................      15,000       1,687
-------------------------------------------------------------------------------
        Total Computers & Services ....................                   3,494
-------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 3.5%
Microsoft* ............................................      27,300       1,906
Sungard Data Systems* .................................      30,000         992
-------------------------------------------------------------------------------
        Total Computer Software .......................                   2,898
-------------------------------------------------------------------------------


VALUE                                                                     Value
PORTFOLIO (continued)                                       Shares        (000)
-------------------------------------------------------------------------------
COSMETICS & TOILETRIES -- 2.7%
Avon Products .........................................      17,500     $   695
Kimberly-Clark ........................................      27,000       1,551
-------------------------------------------------------------------------------
        Total Cosmetics & Toiletries ..................                   2,246
-------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING -- 2.9%
General Electric ......................................      15,900         818
Minnesota Mining & Manufacturing ......................      18,000       1,621
-------------------------------------------------------------------------------
        Total Diversified Manufacturing ...............                   2,439
-------------------------------------------------------------------------------
DIVERSIFIED OPERATIONS -- 0.9%
Berkshire Hathaway, Cl B* .............................         400         730
-------------------------------------------------------------------------------
        Total Diversified Operations ..................                     730
-------------------------------------------------------------------------------
DRUGS -- 1.5%
Pfizer ................................................      28,700       1,238
-------------------------------------------------------------------------------
        Total Drugs ...................................                   1,238
-------------------------------------------------------------------------------
ELECTRICAL UTILITIES -- 4.8%
Ameren ................................................      18,000         651
Duke Energy ...........................................      11,000         679
PG&E ..................................................      80,000       2,070
Southern ..............................................      26,000         635
-------------------------------------------------------------------------------
        Total Electrical Utilities ....................                   4,035
-------------------------------------------------------------------------------
FINANCIAL SERVICES -- 7.4%
Bear Stearns ..........................................      15,500         835
Citigroup .............................................      19,000       1,341
Freddie Mac ...........................................      34,600       1,365
MBNA ..................................................      27,500         918
Morgan Stanley Dean Witter ............................      19,000       1,734
-------------------------------------------------------------------------------
        Total Financial Services ......................                   6,193
-------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- 0.8%
General Mills .........................................      19,000         653
-------------------------------------------------------------------------------
        Total Food, Beverage & Tobacco ................                     653
-------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS

July 31, 2000                                                          Unaudited

VALUE                                                                   Value
PORTFOLIO (continued)                                       Shares      (000)
--------------------------------------------------------------------------------
INSURANCE -- 11.5%
Aetna ..............................................        9,700      $    538
Allstate ...........................................       63,000         1,736
American International Group .......................       15,000         1,315
AXA Financial ......................................       22,000           841
Cigna ..............................................       14,600         1,458
Marsh & McLennan ...................................       14,900         1,818
UnumProvident ......................................       80,000         1,840
-------------------------------------------------------------------------------
        Total Insurance ............................                      9,546
-------------------------------------------------------------------------------
MACHINERY -- 0.8%
Ingersoll-Rand .....................................       16,000           628
-------------------------------------------------------------------------------
        Total Machinery ............................                        628
-------------------------------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES -- 1.9%
Ceridian* ..........................................       44,000         1,001
First Data .........................................       13,000           599
-------------------------------------------------------------------------------
        Total Miscellaneous Business
           Services ................................                      1,600
-------------------------------------------------------------------------------
PAPER & PAPER PRODUCTS -- 1.6%
International Paper ................................       40,100         1,363
-------------------------------------------------------------------------------
        Total Paper & Paper Products ...............                      1,363
-------------------------------------------------------------------------------
PETROLEUM REFINING -- 9.7%
BP Amoco ADR .......................................       21,320         1,115
Exxon Mobil ........................................       32,882         2,631
Texaco .............................................       42,000         2,076
Unocal .............................................       74,000         2,238
-------------------------------------------------------------------------------
        Total Petroleum Refining ...................                      8,060
-------------------------------------------------------------------------------
RAILROADS -- 2.7%
Union Pacific ......................................       53,000         2,289
-------------------------------------------------------------------------------
        Total Railroads ............................                      2,289
-------------------------------------------------------------------------------
RETAIL -- 2.5%
Kroger* ............................................       79,000         1,634
Safeway* ...........................................       10,500           473
-------------------------------------------------------------------------------
        Total Retail ...............................                      2,107
-------------------------------------------------------------------------------

                                                           Shares/
VALUE                                                    Face Amount    Value
PORTFOLIO (continued)                                       (000)       (000)
-------------------------------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS -- 3.3%
Advanced Micro Devices* ............................       10,000      $    719
Intel ..............................................       30,000         2,002
-------------------------------------------------------------------------------
        Total Semi-Conductors/Instruments ..........                      2,721
-------------------------------------------------------------------------------
STEEL & STEEL WORKS -- 0.9%
Alcoa ..............................................       24,000           726
-------------------------------------------------------------------------------
        Total Steel & Steel Works ..................                        726
-------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS -- 8.8%
AT&T ...............................................       19,900           616
Bellsouth ..........................................       18,000           717
Motorola ...........................................       51,000         1,686
Qwest Communications
   International* ..................................       17,293           812
SBC Communications .................................       33,530         1,427
Telephone & Data Systems ...........................        7,000           780
Worldcom* ..........................................       34,100         1,332
-------------------------------------------------------------------------------
        Total Telephones & Telecommunications ......                      7,370
-------------------------------------------------------------------------------
        Total Common Stocks
           (Cost $73,263) ..........................                     77,262
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 5.4%
Morgan Stanley Dean Witter (A)
    6.250%, dated 07/31/00, matures
    08/01/00, repurchase price
    $4,472,500 (collateralized by
    U.S. Treasury Note, total market
    value: $4,633,750) .............................     $  4,472         4,472
-------------------------------------------------------------------------------
        Total Repurchase Agreement
           (Cost $4,472) ...........................                      4,472
-------------------------------------------------------------------------------
        Total Investments -- 98.0%
           (Cost $77,735) ..........................                     81,734
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 2.0% ..........                      1,650
-------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS

July 31, 2000                                                          Unaudited


VALUE                                                                     Value
PORTFOLIO  (concluded)                                                    (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class I (unlimited
    authorization -- no par value) based
    on 7,764,358 outstanding shares of
    beneficial interest .......................................          $61,582
Portfolio Shares of Class A (unlimited
    authorization -- no par value) based
    on 945,511 outstanding shares of
    beneficial interest .......................................            9,216
Undistributed Net Investment Income ...........................               20
Accumulated Net Realized Gain
    on Investments ............................................            8,567
Net Unrealized Appreciation on Investments ....................            3,999
--------------------------------------------------------------------------------
Total Net Assets -- 100.0% ....................................          $83,384
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
    Price Per Share -- Class I ................................          $  9.58
Net Asset Value and Redemption Price
    Per Share -- Class A ......................................          $  9.54
Maximum Offering Price Per Share --
    Class A ($9.54 / 94.25%) ..................................          $ 10.12
--------------------------------------------------------------------------------
* Non-income producing security
(A) Tri-Party Repurchase Agreement
ADR -- American Depository Receipt
Cl -- Class

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS(continued)                    GOLDEN OAK FAMILY OF FUNDS

July 31, 2000                                                          Unaudited

TAX-MANAGED EQUITY                                                      Value
PORTFOLIO                                                   Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.6%

AEROSPACE/DEFENSE EQUIPMENT -- 4.6%
United Technologies ...................................      28,000     $ 1,634
-------------------------------------------------------------------------------
        Total Aerospace/Defense
           Equipment ..................................                   1,634
-------------------------------------------------------------------------------
BANKS -- 2.1%
First Union ...........................................      29,400         759
-------------------------------------------------------------------------------
        Total Banks ...................................                     759
-------------------------------------------------------------------------------
CHEMICALS -- 0.6%
Air Products & Chemicals ..............................       6,688         223
-------------------------------------------------------------------------------
        Total Chemicals ...............................                     223
-------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.3%
Comverse Technology* ..................................       5,200         456
-------------------------------------------------------------------------------
        Total Communications Equipment ................                     456
-------------------------------------------------------------------------------
COMPUTERS & SERVICES -- 7.6%
Apple Computer* .......................................      15,600         793
Cisco Systems* ........................................      16,600       1,086
Sun Microsystems* .....................................       8,000         843
-------------------------------------------------------------------------------
        Total Computers & Services ....................                   2,722
-------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 11.5%
Microsoft* ............................................      28,688       2,003
Siebel Systems* .......................................      14,600       2,117
-------------------------------------------------------------------------------
        Total Computer Software .......................                   4,120
-------------------------------------------------------------------------------
COSMETICS & TOILETRIES -- 4.6%
Kimberly-Clark ........................................      28,600       1,643
-------------------------------------------------------------------------------
        Total Cosmetics & Toiletries ..................                   1,643
-------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING -- 6.8%
General Electric ......................................      47,400       2,438
-------------------------------------------------------------------------------
        Total Diversified Manufacturing ...............                   2,438
-------------------------------------------------------------------------------
DRUGS -- 6.6%
Abbott Laboratories ...................................      26,400       1,099
Pfizer ................................................      29,475       1,271
-------------------------------------------------------------------------------
        Total Drugs ...................................                   2,370
-------------------------------------------------------------------------------


TAX-MANAGED EQUITY                                                       Value
PORTFOLIO (continued)                                       Shares       (000)
-------------------------------------------------------------------------------
FINANCIAL SERVICES -- 3.1%
Citigroup .............................................      15,800     $ 1,115
-------------------------------------------------------------------------------
        Total Financial Services ......................                   1,115
-------------------------------------------------------------------------------
INSURANCE -- 6.3%
Aflac .................................................      29,200       1,517
Cincinnati Financial ..................................      19,097         721
-------------------------------------------------------------------------------
        Total Insurance ...............................                   2,238
-------------------------------------------------------------------------------
MACHINERY -- 1.0%
Caterpillar ...........................................      10,800         368
-------------------------------------------------------------------------------
        Total Machinery ...............................                     368
-------------------------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES -- 7.0%
Medtronic .............................................      48,750       2,489
-------------------------------------------------------------------------------
        Total Medical Products & Services .............                   2,489
-------------------------------------------------------------------------------
MULTIMEDIA -- 9.2%
Gannett ...............................................      28,400       1,530
Walt Disney ...........................................      45,000       1,741
-------------------------------------------------------------------------------
        Total Multimedia ..............................                   3,271
-------------------------------------------------------------------------------
PETROLEUM REFINING -- 2.4%
BP Amoco ADR ..........................................      16,594         868
-------------------------------------------------------------------------------
        Total Petroleum Refining ......................                     868
-------------------------------------------------------------------------------
RESTAURANTS -- 2.1%
McDonald's ............................................      23,200         731
-------------------------------------------------------------------------------
        Total Restaurants .............................                     731
-------------------------------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS -- 13.8%
Broadcom, Cl A* .......................................       2,100         471
Intel .................................................      33,200       2,216
JDS Uniphase* .........................................      19,000       2,244
-------------------------------------------------------------------------------
        Total Semi-Conductors/Instruments .............                   4,931
-------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS -- 8.0%
Verizon Communications* ...............................      22,082       1,038
Worldcom* .............................................      46,273       1,808
-------------------------------------------------------------------------------
        Total Telephones & Telecommunications .........                   2,846
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS

July 31, 2000                                                          Unaudited

TAX-MANAGED EQUITY                                                      Value
PORTFOLIO (concluded)                                       Shares      (000)
--------------------------------------------------------------------------------
        Total Common Stocks
           (Cost $13,397) .........................                   $  35,222
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 1.5%
SEI Daily Income Trust Money Market
    Fund ..........................................       552,989           553
--------------------------------------------------------------------------------
        Total Cash Equivalent
           (Cost $553) ............................                         553
--------------------------------------------------------------------------------
        Total Investments -- 100.1%
           (Cost $13,950) .........................                      35,775
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- (0.1%) .......                         (43)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class I (unlimited
    authorization -- no par value) based
    on 3,514,382 outstanding shares of
    beneficial interest ...........................                       3,144
Portfolio Shares of Class A (unlimited
    authorization -- no par value) based
    on 43,478 outstanding shares of
    beneficial interest ...........................                         438
Accumulated Net Investment Loss ...................                         (31)
Accumulated Net Realized Gain
    on Investments ................................                      10,356
Net Unrealized Appreciation on Investments ........                      21,825
--------------------------------------------------------------------------------
Total Net Assets -- 100.0% ........................                   $  35,732
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
    Price Per Share -- Class I ....................                   $   10.04
Net Asset Value and Redemption Price
    Per Share -- Class A ..........................                   $   10.01
Maximum Offering Price Per Share --
    Class A ($10.01 / 94.25%) .....................                   $   10.62
--------------------------------------------------------------------------------
* Non-income producing security
ADR -- American Depository Receipt
Cl -- Class

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS

July 31, 2000                                                          Unaudited

SMALL CAP VALUE                                                         Value
PORTFOLIO                                                   Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 95.4%

AEROSPACE/DEFENSE EQUIPMENT -- 1.1%
Alliant Techsystems* ................................        8,000      $   566
-------------------------------------------------------------------------------
        Total Aerospace/Defense Equipment ...........                       566
-------------------------------------------------------------------------------
AIR TRANSPORTATION -- 1.6%
Offshore Logistics* .................................       65,000          821
-------------------------------------------------------------------------------
        Total Air Transportation ....................                       821
-------------------------------------------------------------------------------
APPAREL/TEXTILES -- 4.1%
Columbia Sportswear* ................................       35,000        1,282
First Years .........................................       65,000          711
Tommy Hilfiger* .....................................       11,600          109
-------------------------------------------------------------------------------
        Total Apparel/Textiles ......................                     2,102
-------------------------------------------------------------------------------
AUTOMOTIVE -- 4.4%
Arnold Industries ...................................       65,000          890
Arvinmeritor* .......................................       41,000          641
Polaris Industries ..................................       24,000          726
-------------------------------------------------------------------------------
        Total Automotive ............................                     2,257
-------------------------------------------------------------------------------
BANKS -- 10.8%
Astoria Financial ...................................       35,000        1,019
Bank United, Cl A ...................................       39,000        1,421
Banknorth Group .....................................       81,000        1,240
Washington Federal ..................................       53,000          994
Webster Financial ...................................       40,000          895
-------------------------------------------------------------------------------
        Total Banks .................................                     5,569
-------------------------------------------------------------------------------
BUILDING & CONSTRUCTION -- 2.1%
Southdown ...........................................       17,000        1,058
-------------------------------------------------------------------------------
        Total Building & Construction ...............                     1,058
-------------------------------------------------------------------------------
CHEMICALS -- 2.0%
Ferro ...............................................       44,000        1,023
-------------------------------------------------------------------------------
        Total Chemicals .............................                     1,023
-------------------------------------------------------------------------------




SMALL CAP VALUE                                                         Value
PORTFOLIO (continued)                                       Shares      (000)
-------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 4.7%
Antec* ..............................................        5,000      $   189
Applied Innovation* .................................       57,000          727
Comsat ..............................................       23,000          647
Harris ..............................................       25,000          856
-------------------------------------------------------------------------------
        Total Communications Equipment ..............                     2,419
-------------------------------------------------------------------------------
COMPUTERS & SERVICES -- 2.0%
Diebold .............................................       16,000          453
Rainbow Technologies* ...............................       13,700          594
-------------------------------------------------------------------------------
        Total Computers & Services ..................                     1,047
-------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 1.3%
Progress Software* ..................................       10,000          151
Sybase* .............................................       21,500          519
-------------------------------------------------------------------------------
        Total Computer Software .....................                       670
-------------------------------------------------------------------------------
CONSUMER PRODUCTS -- 7.9%
American Greetings, Cl A ............................       70,000        1,190
K-Swiss, Cl A .......................................       80,000        1,360
Stride Rite .........................................       60,000          356
Timberland, Cl A* ...................................       36,000        1,181
-------------------------------------------------------------------------------
        Total Consumer Products .....................                     4,087
-------------------------------------------------------------------------------
ELECTRICAL UTILITIES/SERVICES -- 3.5%
Madison Gas & Electric ..............................       40,000          820
Utilicorp United ....................................       45,000          959
-------------------------------------------------------------------------------
        Total Electrical Utilities/Services .........                     1,779
-------------------------------------------------------------------------------
FINANCIAL SERVICES -- 2.4%
Legg Mason ..........................................       24,000        1,248
-------------------------------------------------------------------------------
        Total Financial Services ....................                     1,248
-------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- 3.8%
Canandaigua Brands, Cl A* ...........................       18,000          889
J & J Snack Foods* ..................................       45,000          669
McCormick ...........................................       13,000          381
-------------------------------------------------------------------------------
        Total Food, Beverage & Tobacco ..............                     1,939
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS

July 31, 2000                                                          Unaudited

SMALL CAP VALUE                                                         Value
PORTFOLIO (continued)                                       Shares      (000)
--------------------------------------------------------------------------------
HOUSEHOLD FURNITURE & FIXTURES -- 3.1%
American Woodmark ....................................       38,000       $  731
Ethan Allen Interiors ................................       35,000          892
--------------------------------------------------------------------------------
        Total Household Furniture & Fixtures .........                     1,623
--------------------------------------------------------------------------------
INSURANCE -- 7.1%
Arthur J. Gallagher ..................................       25,000        1,227
Mony Group ...........................................       23,000          822
Oxford Health Plans* .................................       22,000          527
Selective Insurance Group ............................       45,000          830
Trigon Healthcare* ...................................        5,000          265
--------------------------------------------------------------------------------
        Total Insurance ..............................                     3,671
--------------------------------------------------------------------------------
MEASURING DEVICES -- 1.9%
Orbotech* ............................................       12,000          989
--------------------------------------------------------------------------------
        Total Measuring Devices ......................                       989
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES -- 4.7%
Datascope ............................................       15,000          566
Dentsply International ...............................       40,000        1,352
Hooper Holmes ........................................       15,400          189
Theragenics* .........................................       40,000          297
--------------------------------------------------------------------------------
        Total Medical Products & Services ............                     2,404
--------------------------------------------------------------------------------
OFFICE FURNITURE & FIXTURES -- 2.1%
HON Industries .......................................       40,000        1,067
--------------------------------------------------------------------------------
        Total Office Furniture & Fixtures ............                     1,067
--------------------------------------------------------------------------------
PAPER & PAPER PRODUCTS -- 1.3%
PH Glatfelter ........................................       68,000          689
--------------------------------------------------------------------------------
        Total Paper & Paper Products .................                       689
--------------------------------------------------------------------------------
PETROLEUM & OIL PRODUCTS -- 1.9%
Tidewater ............................................       30,000          964
--------------------------------------------------------------------------------
        Total Petroleum  & Oil Products ..............                       964
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 1.9%
Syncor International* ................................       13,500          979
--------------------------------------------------------------------------------
        Total Pharmacy Services ......................                       979
--------------------------------------------------------------------------------

                                                            Shares/
SMALL CAP VALUE                                          Face Amount    Value
PORTFOLIO (continued)                                       (000)       (000)
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 3.6%
CBL & Associates Properties ..........................     40,000       $  1,000
Franchise Finance of America .........................     35,000            840
  ------------------------------------------------------------------------------
        Total Real Estate Investment Trust ...........                     1,840
  ------------------------------------------------------------------------------
RESTAURANTS -- 2.1%
Jack in the Box* .....................................     50,000          1,072
  ------------------------------------------------------------------------------
        Total Restaurants ............................                     1,072
  ------------------------------------------------------------------------------
RETAIL -- 6.4%
Abercrombie & Fitch, Cl A* ...........................     31,700            509
Anntaylor Stores* ....................................     64,000          1,808
Electronics Boutique Holdings* .......................     32,000            584
Lands' End* ..........................................     10,000            374
  ------------------------------------------------------------------------------
        Total Retail .................................                     3,275
  ------------------------------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS -- 7.6%
Electroglas* .........................................     12,000            240
Cohu .................................................     20,000            354
Innovex* .............................................    107,000          1,284
LTX* .................................................     20,000            440
Silicon Valley Group* ................................     45,500          1,155
Three-Five Systems* ..................................     16,000            419
  ------------------------------------------------------------------------------
        Total Semi-Conductors/Instruments ............                     3,892
  ------------------------------------------------------------------------------
        Total Common Stocks
           (Cost $46,377) ............................                    49,050
  ------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.4%
Morgan Stanley Dean Witter (A)
    6.250%, dated 07/31/00, matures
    08/01/00, repurchase price
    $2,275,730 (collateralized by
    U.S. Treasury Note, total market
    value $2,357,778) ................................   $  2,275          2,275
  ------------------------------------------------------------------------------
        Total Repurchase Agreement
           (Cost $2,275) ...............................                   2,275
  ------------------------------------------------------------------------------
        Total Investments -- 99.8%
           (Cost $48,652) ..............................                  51,325
  ------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 0.2% ..............                     100
  ------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS

July 31, 2000                                                          Unaudited

SMALL CAP VALUE                                                         Value
PORTFOLIO (concluded)                                                   (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class I (unlimited
    authorization -- no par value) based
    on 4,221,378 outstanding shares of
    beneficial interest ......................................         $ 41,099
Portfolio Shares of Class A (unlimited
    authorization -- no par value) based
    on 419,004 outstanding shares of
    beneficial interest ......................................            4,193
Distributions in Excess of Net Investment
    Income ...................................................              (35)
Accumulated Net Realized Gain
    on Investments ...........................................            3,495
Net Unrealized Appreciation on Investments ...................            2,673
-------------------------------------------------------------------------------
Total Net Assets -- 100.0% ...................................         $ 51,425
-------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
    Price Per Share -- Class I ...............................         $  11.08
Net Asset Value and Redemption Price Per
    Share -- Class A .........................................         $  11.08
Maximum Offering Price Per Share -- Class A
    ($11.08 / 94.25%) ........................................         $  11.76
-------------------------------------------------------------------------------
* Non-income producing security
(A) Tri-Party Repurchase Agreement
Cl -- Class

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS(continued)                    GOLDEN OAK FAMILY OF FUNDS

July 31, 2000                                                          Unaudited

INTERNATIONAL EQUITY                                                    Value
PORTFOLIO                                                   Shares      (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- 93.0%

CANADA -- 2.8%
BCE ...........................................          20,000       $     456
-------------------------------------------------------------------------------
        Total Canada ..........................                             456
-------------------------------------------------------------------------------
CHINA -- 2.0%
China Southern Airlines* ......................       1,000,000             337
-------------------------------------------------------------------------------
        Total China ...........................                             337
-------------------------------------------------------------------------------
FRANCE -- 3.6%
Valeo .........................................           9,256             429
Wavecom* ......................................           1,500             164
-------------------------------------------------------------------------------
        Total France ..........................                             593
-------------------------------------------------------------------------------
GERMANY -- 4.4%
ADVA Optical Networking* ......................           1,800             203
Deutsche Bank .................................           5,838             525
-------------------------------------------------------------------------------
        Total Germany .........................                             728
-------------------------------------------------------------------------------
HONG KONG -- 2.8%
Bank of East Asia .............................         200,000             454
-------------------------------------------------------------------------------
        Total Hong Kong .......................                             454
-------------------------------------------------------------------------------
ICELAND -- 0.8%
Decode Genetics* ..............................           5,000             128
-------------------------------------------------------------------------------
        Total Iceland .........................                             128
-------------------------------------------------------------------------------
ISRAEL -- 1.5%
RADVision .....................................           6,500             247
-------------------------------------------------------------------------------
        Total Israel ..........................                             247
-------------------------------------------------------------------------------
ITALY -- 2.6%
TIM* ..........................................          46,123             436
-------------------------------------------------------------------------------
        Total Italy ...........................                             436
-------------------------------------------------------------------------------
JAPAN -- 21.3%
Fujikura ......................................          25,000             150
JGC ...........................................          50,000             217
JSAT* .........................................              30             192
Kawasaki Kisen Kaisha .........................         142,000             253
Marubeni* .....................................          80,000             216
Mitsubishi Cable Industries ...................          35,000              86
Mitsui Fudosan ................................          26,000             253



INTERNATIONAL EQUITY                                                    Value
PORTFOLIO (continued)                                    Shares         (000)
-------------------------------------------------------------------------------
Onward Kashiyama ..............................          21,000       $     236
Sankyo ........................................          12,000             281
Sanwa Bank ....................................          35,000             281
Sekisui House .................................          31,000             276
Showa Electric Wire & Cable ...................          50,000             110
Sumitomo Forestry .............................          36,000             273
Taiheiyo Cement ...............................         126,000             214
Takashimaya ...................................          32,000             223
Toppan Printing ...............................          25,000             253
-------------------------------------------------------------------------------
        Total Japan ...........................                           3,514
-------------------------------------------------------------------------------
NETHERLANDS -- 12.5%
Ahold .........................................          18,526             506
Fortis ........................................          16,486             510
Getronics .....................................          33,700             568
United Pan-Europe Communications* .............          18,909             482
-------------------------------------------------------------------------------
        Total Netherlands .....................                           2,066
-------------------------------------------------------------------------------
SPAIN -- 6.0%
PRISA* ........................................          21,956             502
Repsol ........................................          25,508             485
-------------------------------------------------------------------------------
        Total Spain ...........................                             987
-------------------------------------------------------------------------------
SWEDEN -- 5.9%
Atlas Copco ...................................          23,735             498
Ericsson ......................................          24,119             471
-------------------------------------------------------------------------------
        Total Sweden ..........................                             969
-------------------------------------------------------------------------------
SWITZERLAND -- 11.7%
Adecco ........................................             590             482
Disetronic Holding ............................             250             222
Straumann Holding .............................             150             245
Swisslog Holding ..............................             425             244
Tecan Group ...................................             225             233
Zurich Allied .................................             948             511
-------------------------------------------------------------------------------
        Total Switzerland .....................                           1,937
-------------------------------------------------------------------------------
UNITED KINGDOM -- 15.1%
Airspan Networks* .............................           3,800              85
British Airways ...............................          87,078             491
British Telecom ...............................          37,000             489
Cambridge Antibody
    Technology Group* .........................           5,000             221



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS

July 31, 2000                                                          Unaudited

                                                           Shares/
INTERNATIONAL EQUITY                                     Face Amount    Value
PORTFOLIO (continued)                                       (000)       (000)
--------------------------------------------------------------------------------
Centrica ..........................................       147,496     $     499
Dimension Data Holdings* ..........................        30,000           257
Scottish & Newcastle ..............................        62,524           446
-------------------------------------------------------------------------------
        Total United Kingdom ......................                       2,488
-------------------------------------------------------------------------------
        Total Foreign Common Stocks
           (Cost $16,241) .........................                      15,340
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 7.3%
State Street
    5.500%, dated 07/31/00, matures
    08/01/00, repurchase price
    $1,200,183 (collateralized by
    U.S. Treasury Note, total market
    value: $1,225,000) ............................     $   1,200         1,200
-------------------------------------------------------------------------------
        Total Repurchase Agreement
           (Cost $1,200) ..........................                       1,200
-------------------------------------------------------------------------------
        Total Investments -- 100.3%
           (Cost $17,441) .........................                      16,540
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- (0.3%) .......                         (42)
-------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class I (unlimited
    authorization -- no par value) based
    on 1,718,817 outstanding shares of
    beneficial interest ...........................                      17,189
Portfolio Shares of Class A (unlimited
    authorization -- no par value) based
    on 110 outstanding shares of
    beneficial interest ...........................                           1
Undistributed Net Investment Income ...............                          25
Accumulated Net Realized Gain
    on Investments ................................                          29
Accumulated Net Realized Gain
    on Foreign Currency Transactions ..............                         154
Net Unrealized Appreciation on Foreign
    Currency and Translation of Other
    Assets and Liabilities Denominated
    in Foreign Currency ...........................                           1
Net Unrealized Depreciation on Investments ........                        (901)
-------------------------------------------------------------------------------
Total Net Assets -- 100.0% ........................                   $  16,498
-------------------------------------------------------------------------------


INTERNATIONAL EQUITY                                                    Value
PORTFOLIO (concluded)
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
    Price Per Share -- Class I ....................                       $9.60
Net Asset Value and Redemption Price
    Per Share -- Class A ..........................                       $9.60
Maximum Offering Price Per Share -- Class A
       ($9.60 / 94.25%) ...........................                      $10.19
--------------------------------------------------------------------------------
* Non-income producing security

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS

July 31, 2000                                                          Unaudited

                                                             Face
INTERMEDIATE-TERM INCOME                                    Amount      Value
PORTFOLIO                                                   (000)       (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 29.7%
U.S. Treasury Bonds
    7.500%, 11/15/16 ...................................   $ 14,500    $ 16,507
    6.250%, 08/15/23 ...................................      4,000       4,082
U.S. Treasury Notes
    7.875%, 11/15/04 ...................................      3,600       3,816
    7.750%, 02/15/01 ...................................      3,375       3,399
    7.500%, 05/15/02 ...................................      2,700       2,751
    6.625%, 05/15/07 ...................................      1,000       1,024
    6.375%, 08/15/02 ...................................      7,500       7,500
    6.250%, 04/30/01 ...................................      1,000         999
    6.125%, 08/15/07 ...................................      2,500       2,491
    4.750%, 11/15/08 ...................................      8,000       7,285
-------------------------------------------------------------------------------
        Total U.S. Treasury Obligations
           (Cost $50,648) ..............................                 49,854
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.6%
Federal Home Loan Bank
    5.740%, 02/25/05 ...................................      3,500       3,330
Federal National Mortgage Association
    6.500%, 08/15/04 ...................................      5,000       4,915
Federal National Mortgage Association, MTN
    6.580%, 05/14/08 ...................................      3,000       2,843
-------------------------------------------------------------------------------
        Total U.S. Government Agency
           Obligations (Cost $11,439) ..................                 11,088
-------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 14.2%
Federal Home Loan Mortgage
    Corporation, REMIC
    9.000%, 01/15/25 ...................................      2,339       2,408
    6.900%, 04/15/26 ...................................      3,458       3,368
    6.250%, 10/15/22 ...................................      4,000       3,816
    6.250%, 10/15/23 ...................................      5,000       4,751
    5.500%, 03/15/29 ...................................        160         126
Federal National Mortgage Association
    7.040%, 08/01/15 ...................................      1,384       1,354
    6.760%, 04/25/20 ...................................         48          48
    6.460%, 12/01/28 ...................................      3,077       2,900
    6.390%, 08/01/13 ...................................      5,331       5,056
-------------------------------------------------------------------------------
        Total U.S. Government Mortgage-
           Backed Obligations
           (Cost $25,004) ..............................                 23,827
-------------------------------------------------------------------------------


                                                             Face
INTERMEDIATE-TERM INCOME                                    Amount      Value
PORTFOLIO (continued)                                        (000)      (000)
-------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 46.1%

AIRLINES -- 0.5%
US Airways, Cl A
    6.760%, 04/15/08 ...................................   $    902    $    807
-------------------------------------------------------------------------------
        Total Airlines .................................                    807
-------------------------------------------------------------------------------
AUTOMOTIVE -- 4.8%
DaimlerChrysler Holdings
    7.750%, 06/15/05 ...................................      1,000       1,009
Delphi Auto Systems
    6.500%, 05/01/09 ...................................      3,000       2,704
TRW, Ser C, MTN
    7.370%, 04/18/07 ...................................      4,500       4,286
-------------------------------------------------------------------------------
        Total Automotive ...............................                  7,999
-------------------------------------------------------------------------------
BANKS -- 5.7%
Bank of America, Global Bond
    7.875%, 05/16/05 ...................................      2,000       2,030
Inter-American Development Bank, MTN
    6.000%, 05/13/09 ...................................      3,000       2,815
National Australia Bank, Ser A, Yankee Bond
    8.600%, 05/19/10 ...................................      2,000       2,100
National City Bank
    5.750%, 02/01/09 ...................................      3,000       2,591
-------------------------------------------------------------------------------
        Total Banks ....................................                  9,536
-------------------------------------------------------------------------------
BROKER/DEALERS -- 3.4%
Charles Schwab
    8.050%, 03/01/10 ...................................      2,000       2,000
Merrill Lynch
    6.000%, 02/17/09 ...................................      2,000       1,785
Paine Webber Group
    7.625%, 12/01/09 ...................................      2,000       1,975
-------------------------------------------------------------------------------
        Total Broker/Dealers ...........................                  5,760
-------------------------------------------------------------------------------
FINANCIAL SERVICES -- 13.1%
Associates Corporation of North America
    8.550%, 07/15/09 ...................................      2,000       2,050
Boeing Capital, MTN
    7.250%, 02/01/11 ...................................      1,000         969
General Electric Capital, Ser A, MTN,
    Global Bond
    7.000%, 03/01/02 ...................................      5,000       4,975


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS

July 31, 2000                                                          Unaudited

                                                            Face
INTERMEDIATE-TERM INCOME                                   Amount       Value
PORTFOLIO (continued)                                       (000)       (000)
--------------------------------------------------------------------------------
General Motors Acceptance
    7.750%, 01/19/10 .............................     $   4,000      $   3,990
Household Finance, Global Bond
    7.875%, 03/01/07 .............................         2,000          1,993
Morgan Stanley Dean Witter (A)
    6.973%, 12/17/01 .............................         3,000          3,004
Morgan Stanley Dean Witter, Ser C, MTN
    7.375%, 04/15/03 .............................         2,000          2,002
Textron Financial (A)
    7.148%, 12/09/02 .............................         3,000          3,001
-------------------------------------------------------------------------------
        Total Financial Services .................                       21,984
-------------------------------------------------------------------------------
INDUSTRIAL -- 9.5%
Case
    7.250%, 08/01/05 .............................         2,000          1,915
Comdisco, Ser G, MTN
    6.340%, 01/11/02 .............................         1,500          1,443
Cooper Industries, Ser 3, MTN
    6.375%, 05/08/08 .............................         2,000          1,855
Hertz
    7.000%, 05/01/02 .............................         2,800          2,790
Hubbell
    6.625%, 10/01/05 .............................         1,000            985
Philip Morris, Global Bond
    7.000%, 07/15/05 .............................         1,500          1,412
RR Donnelley & Sons, Ser C, MTN
    6.700%, 07/05/05 .............................         1,000            979
Supervalu, Ser B, MTN
    6.640%, 06/09/06 .............................         3,000          2,801
Unocal Oil of California
    6.500%, 05/01/08 .............................         2,000          1,845
-------------------------------------------------------------------------------
        Total Industrial .........................                       16,025
-------------------------------------------------------------------------------
INSURANCE -- 0.9%
Conseco
    8.500%, 10/15/02 .............................         2,000          1,460
-------------------------------------------------------------------------------
        Total Insurance ..........................                        1,460
-------------------------------------------------------------------------------
RAILROADS -- 1.7%
CSX, Ser 1998-A
    6.400%, 06/15/09 .............................         2,000          1,845
Union Pacific
    6.125%, 01/15/04 .............................         1,000            956
-------------------------------------------------------------------------------
        Total Railroads ..........................                        2,801
-------------------------------------------------------------------------------

                                                           Face
INTERMEDIATE-TERM INCOME                                  Amount        Value
PORTFOLIO (continued)                                     (000)         (000)
-------------------------------------------------------------------------------
RETAIL -- 2.5%
Albertson's
    8.350%, 05/01/10 .............................     $   4,000      $   4,170
-------------------------------------------------------------------------------
        Total Retail .............................                        4,170
-------------------------------------------------------------------------------
SPECIAL PURPOSE -- 2.4%
BHP Finance
    8.500%, 12/01/12 .............................         3,917          4,054
-------------------------------------------------------------------------------
        Total Special Purpose ....................                        4,054
-------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS -- 1.6%
QWest Capital Funding
    6.375%, 07/15/08 .............................         3,000          2,726
-------------------------------------------------------------------------------
        Total Telephones &
          Telecommunications .....................                        2,726
-------------------------------------------------------------------------------
        Total Corporate Obligations
           (Cost $80,864) ........................                       77,322
-------------------------------------------------------------------------------
ASSET-BACKED SECURITY -- 0.3%
Countrywide Home Loan Trust,
    Ser 1999-3, Cl A5
    6.500%, 04/25/29 .............................           607            491
-------------------------------------------------------------------------------
        Total Asset-Backed Security
           (Cost $601) ...........................                          491
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.0%
Morgan Stanley Dean Witter (B)
    6.480%, dated 07/31/00, matures
    08/01/00, repurchase price
    $3,271,616 (collateralized
    by U.S. Treasury Note, total
    market value: $3,352,818) ....................         3,271          3,271
-------------------------------------------------------------------------------
        Total Repurchase Agreement
           (Cost $3,271) .........................                        3,271
-------------------------------------------------------------------------------
        Total Investments -- 98.9%
           (Cost $171,827) .......................                      165,853
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 1.1% ........                        1,893
-------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS

July 31, 2000                                                          Unaudited

INTERMEDIATE-TERM INCOME                                                Value
PORTFOLIO(concluded)                                                    (000)
--------------------------------------------------------------------------------

NET ASSETS:
Portfolio Shares of Class I (unlimited
    authorization -- no par value) based
    on 17,021,661 outstanding shares
    of beneficial interest ..................................         $ 169,140
Portfolio Shares of Class A (unlimited
    authorization -- no par value) based
    on 658,971 outstanding shares of
    beneficial interest .....................................             6,581
Accumulated Net Realized
    Loss on Investments .....................................            (2,001)
Net Unrealized Depreciation on Investments ..................            (5,974)
-------------------------------------------------------------------------------
Total Net Assets -- 100.0% ..................................         $ 167,746
-------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
    Price Per Share -- Class I ..............................         $    9.49
Net Asset Value and Redemption Price
    Per Share -- Class A ....................................         $    9.48
Maximum Offering Price Per Share --
    Class A ($9.48 / 95.5%) .................................         $    9.93
-------------------------------------------------------------------------------
(A) Variable rate security. The rate shown on the statement of Net Assets is the rate as of July 31, 2000.
(B) Tri-Party Repurchase Agreement
Cl -- Class
MTN -- Medium Term Note
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS

July 31, 2000                                                          Unaudited

                                                            Face
MICHIGAN TAX FREE BOND                                     Amount       Value
PORTFOLIO                                                   (000)       (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.2%
MICHIGAN -- 98.2%
Alpena County GO, Hospital Improvement
    Project, AMBAC
    5.450%, 06/01/01 .................................     $   250      $   252
Anchor Bay, School District GO, MBIA
    6.000%, 05/01/03 .................................         870          900
Anchor Bay, School District GO, Ser II, FGIC
    6.125%, 05/01/11 .................................         365          397
Ann Arbor, Water Supply System RB,
    Ser T, MBIA
    7.375%, 02/01/02 .................................         750          780
Avondale, School District GO
    6.600%, 05/01/05 .................................         200          205
    6.700%, 05/01/06 .................................         200          205
Big Rapids, Public School District GO, FGIC
    7.300%, 05/01/05 .................................         250          277
Bishop International Airport Authority RB,
    Ser B, ACA Insured
    5.125%, 12/01/17 .................................       1,500        1,386
Calhoun County GO, AMBAC
    4.950%, 07/01/03 .................................       1,000        1,009
Central Michigan State University RB,
    Pre-refunded @ 101, FGIC (A)
    5.200%, 04/01/07 .................................         860          888
Cheboygan, School District GO, MBIA
    6.000%, 05/01/02 .................................         260          266
Clarkston, Community Schools GO,
    Pre-refunded @ 101, FGIC (A)
    5.800%, 05/01/05 .................................       1,000        1,059
De Witt, Public Schools GO, AMBAC
    6.000%, 05/01/03 .................................         935          968
Dearborn, Municipal Building Authority
    GO, AMBAC
    7.000%, 06/01/01 .................................         300          306
    7.000%, 06/01/02 .................................         475          495
    7.000%, 06/01/03 .................................         505          536
Detroit, Distributable State Aid GO, AMBAC
    5.000%, 05/01/05 .................................         200          202
    5.250%, 05/01/08 .................................       1,000        1,021
Detroit, Water Supply System RB, FGIC
    6.250%, 07/01/07 .................................         500          523
Detroit, Water Supply System RB, Second
    Lien, Ser A, MBIA
    5.100%, 07/01/07 .................................         500          507


                                                             Face
MICHIGAN TAX FREE BOND                                      Amount       Value
PORTFOLIO (continued)                                       (000)        (000)
-------------------------------------------------------------------------------
Detroit, Water Supply System RB, Senior
    Lien, Ser A, FGIC
    5.750%, 07/01/19 .................................     $ 1,000      $ 1,005
East Lansing GO, Ser B
    4.850%, 10/01/07 .................................         315          314
Farmington, Public School District GO
    4.000%, 05/01/09 .................................       1,100        1,002
Ferris State University RB,
    Pre-refunded @ 101, AMBAC (A)
    5.400%, 04/01/07 .................................         675          706
Flat Rock, Community School District GO, MBIA
    7.750%, 05/01/04 .................................         675          744
Flint GO, MBIA
    6.000%, 11/01/03 .................................       1,040        1,083
Grand Rapids, Building Authority RB
    5.375%, 04/01/07 .................................         200          205
Grand Rapids, Downtown Development
    Authority TA, MBIA
    6.600%, 06/01/08 .................................         200          215
Grand Rapids, Water Supply RB, FGIC
    6.400%, 01/01/05 .................................       1,000        1,027
Haslett, Public School District GO, MBIA
    6.000%, 05/01/03 .................................         310          321
Howell, Public Schools GO, FGIC
    5.000%, 05/01/08 .................................       1,000        1,006
Ingham County GO, Proctor Drain
    District Project
    7.100%, 02/01/01 .................................         180          182
Iron Mountain, Tax Increment Finance
    Authority GO, AMBAC
    5.000%, 05/01/05 .................................         250          253
Jenison, Public Schools GO, FGIC
    5.250%, 05/01/11 .................................       1,575        1,603
Johannesburg-Lewiston, Area Schools
    GO, AMBAC
    6.750%, 05/01/02 .................................         280          290
    6.750%, 05/01/03 .................................         320          337
    6.000%, 05/01/04 .................................         365          381
Kalamazoo, Hospital Finance Authority,
    Borgess Medical Center RB,
    Series A, ETM, AMBAC
    5.000%, 06/01/04 .................................       1,000        1,015
Kalamazoo, Water Supply System Project RB
    6.000%, 09/01/07 .................................         425          440


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS(continued)                    GOLDEN OAK FAMILY OF FUNDS

July 31, 2000                                                          Unaudited

                                                             Face
MICHIGAN TAX FREE BOND                                      Amount       Value
PORTFOLIO (continued)                                       (000)        (000)
--------------------------------------------------------------------------------
Kent County, Building Authority GO
    5.000%, 12/01/06 .................................     $   500      $   508
    5.100%, 12/01/07 .................................         500          509
Kent, Hospital Finance Authority RB,
    Mary Free Bed Hospital Project, Ser A
    6.250%, 04/01/03 .................................         250          252
Kentwood, Public School System GO
    5.900%, 05/01/04 .................................         380          395
Kentwood, Public School System GO,
    Pre-refunded @ 102 (A)
    5.900%, 05/01/02 .................................         370          386
Lake Orion, Community School
    District GO, Ser A, FSA
    5.750%, 05/01/15 .................................       1,000        1,044
Lansing, Building Authority GO, ETM
    7.100%, 06/01/02 .................................         100          103
Lansing, Tax Increment Finance Authority
    GO, ETM
    6.100%, 10/01/03 .................................         250          261
Lincoln, School District GO, FGIC
    5.750%, 05/01/09 .................................         115          120
Lincoln, School District GO,
    Pre-refunded @ 102, FGIC (A)
    5.750%, 05/01/04 .................................         785          830
Livonia, Municipal Building Authority RB
    5.750%, 06/01/04 .................................         250          259
Livonia, Water Supply & Wastewater
    Systems RB, AMBAC
    5.200%, 11/01/09 .................................       1,000        1,006
Montague, Public School District GO, FSA
    5.125%, 05/01/06 .................................         300          305
    5.125%, 05/01/08 .................................         300          304
Northville, Public Schools GO, FGIC
    5.000%, 05/01/10 .................................         500          501
Oak Park GO, AMBAC
    5.200%, 05/01/06 .................................         250          254
Oakland County, Birmingham Drain District
    GO, Ser C
    7.500%, 10/01/01 .................................         325          336
Oakland County, Economic Development
    Authority RB, Cranbrook Elderly
    Community Project, Ser B,
    Pre-refunded @ 100 (A)
    6.375%, 11/01/04 .................................       1,000        1,068


                                                             Face
MICHIGAN TAX FREE BOND                                      Amount       Value
PORTFOLIO (continued)                                       (000)        (000)
-------------------------------------------------------------------------------
Pewamo, Westphalia School District GO, FGIC
    5.000%, 05/01/06 .................................     $   275      $   278
Plymouth-Canton County, Community
    School District GO, FGIC
    4.500%, 05/01/12 .................................       1,100        1,027
Plymouth-Canton County, Community
    School District GO, Ser B,
    Pre-refunded @ 101 (A)
    6.250%, 05/01/01 .................................       1,400        1,433
    6.350%, 05/01/01 .................................         300          307
Plymouth-Canton County, Community
    School District GO, Ser C
    5.900%, 05/01/02 .................................         250          256
Plymouth-Canton County, Community
    School District GO, Ser C,
    Pre-refunded @ 102 (A)
    6.200%, 05/01/02 .................................         250          262
Portage, Public Schools GO, FSA
    4.350%, 05/01/11 .................................         500          464
    4.450%,05/01/12 ..................................         500          465
Redford Township GO, AMBAC
    6.750%, 04/01/06 .................................         200          210
Riverview, Community School District GO,
    Pre-refunded @ 101.50, FGIC (A)
    6.400%, 05/01/02 .................................         250          262
Rochester Hills GO
    5.500%, 11/01/06 .................................         250          256
    5.500%, 11/01/07 .................................         250          256
Rochester, Community School District GO, MBIA
    5.500%, 05/01/06 .................................       1,000        1,036
Roseville, School District GO, FSA
    4.450%, 05/01/06 .................................       1,500        1,464
Saginaw, Hospital Finance Authority,
    Covenant Medical Center RB, Ser F
    6.500%, 07/01/30 .................................       5,000        4,994
Saline, Building Authority GO, AMBAC
    7.000%, 07/01/05 .................................         100          104
South Lyon, Community School District GO
    6.500%, 05/01/05 .................................         350          362
State Building Authority RB, Facilities
    Project, Ser I
    4.750%, 10/15/18 .................................       1,100          983
State Building Authority RB, Facilities
    Project, Ser I, AMBAC
    5.500%, 10/01/07 .................................       1,000        1,040

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS

July 31, 2000                                                          Unaudited

                                                            Face
MICHIGAN TAX FREE BOND                                     Amount        Value
PORTFOLIO (continued)                                       (000)        (000)
--------------------------------------------------------------------------------
State Building Authority RB, Ser II
    Pre-refunded @ 102, AMBAC (A)
    6.750%, 10/01/01 .................................     $   245      $   256
State Building Authority RB, Ser I
    6.400%, 10/01/04 .................................         650          676
    6.500%, 10/01/05 .................................         500          521
State Building Authority RB, Ser I, AMBAC
    6.000%, 10/01/02 .................................         300          309
State Building Authority RB, Ser II
    6.500%, 10/01/05 .................................         120          125
State Building Authority RB, Ser II, FSA
    6.200%, 10/01/02 .................................         250          259
State Building Authority RB, Ser II,
    Pre-refunded @ 102, AMBAC (A)
    6.250%, 10/01/01 .................................         300          312
State Higher Education Facilities Authority
    RB, Thomas M. Cooley Project (B)
    4.500%, 05/01/04 .................................         750          731
State Hospital Finance Authority RB,
    Botsford Project, Ser A, MBIA
    4.400%, 02/15/04 .................................       1,000          981
State Hospital Finance Authority RB,
    Chelsea Community Hospital Project
    5.000%, 05/15/12 .................................       1,000          856
State Hospital Finance Authority RB,
    Detroit Medical Center Project
    6.250%, 08/15/13 .................................         675          591
State Hospital Finance Authority RB,
    Detroit Medical Center Project, Ser A
    7.100%, 08/15/01 .................................         165          165
State Hospital Finance Authority RB, Detroit
    Medical Group Project, Ser A, AMBAC
    5.000%, 08/15/05 .................................       2,180        2,188
State Hospital Finance Authority RB, Henry
    Ford Health Center Project, Ser A
    5.100%, 11/15/07 .................................         600          587
State Hospital Finance Authority RB,
    McLaren Group Project, Ser A
    5.000%, 10/15/04 .................................       1,000          991
    5.200%, 10/15/06 .................................         750          743
State Hospital Finance Authority RB,
    MidMichigan Group Project, Ser A, FSA
    5.500%, 06/01/08 .................................       1,400        1,439
State Hospital Finance Authority RB,
    Sisters of Mercy Project, Ser M, FSA
    5.700%, 02/15/01 .................................         250          252

                                                             Face
 MICHIGAN TAX FREE BOND                                     Amount       Value
 PORTFOLIO (continued)                                       (000)       (000)
-------------------------------------------------------------------------------
State Hospital Finance Authority RB,
    Sisters of Mercy Project, Ser P, MBIA
    4.900%, 08/15/05 .................................     $ 1,000      $ 1,000
State Hospital Finance Authority RB,
    Sparrow Group Project, MBIA
    5.200%, 11/15/07 .................................         480          487
    5.300%, 11/15/08 .................................         450          457
    5.400%, 11/15/09 .................................         450          460
State Hospital Finance Authority RB,
    St. John Hospital & Medical Center
    Project, ETM, AMBAC
    5.000%, 05/15/04 .................................         750          761
State Hospital Finance Authority RB,
    St. John Hospital & Medical Center
    Project, Ser A, ETM, AMBAC
    5.650%, 05/15/03 .................................         300          309
State Housing Development Authority
    RB, Greenwood Villa Project, FSA
    6.500%, 09/15/07 .................................         160          168
State Municipal Bond Authority RB
    5.500%, 10/01/06 .................................         810          842
    5.150%, 10/01/08 .................................       1,000        1,014
State Municipal Bond Authority RB, Ser A
    6.000%, 10/01/02 .................................       1,000        1,031
    6.500%, 05/01/07 .................................         250          264
State Public Power Agency RB, Belle
    River Project, Ser A
    5.400%, 01/01/01 .................................         250          251
    5.200%, 01/01/04 .................................         300          305
State Public Power Agency RB, Campbell
    Project, Ser A, AMBAC
    5.000%, 01/01/03 .................................         500          504
    5.500%, 01/01/06 .................................         500          516
State South Central Power Agency RB, MBIA
    5.800%, 11/01/05 .................................         400          419
State Strategic Fund RB, Ford Motor
    Project, Ser A
    7.100%, 02/01/06 .................................         350          384
State Strategic Fund RB, NSF International
    Project, Ser A (B)
    5.400%, 08/01/10 .................................       1,105        1,084
    5.500%, 08/01/11 .................................       1,065        1,046
State Trunk Line RB, Ser A
    5.625%, 10/01/03 .................................         500          515
State Trunk Line RB, Ser B-2
    5.750%, 10/01/04 .................................         350          364


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS

July 31, 2000                                                          Unaudited

                                                            Face
MICHIGAN TAX FREE BOND                                      Amount      Value
PORTFOLIO (continued)                                       (000)       (000)
--------------------------------------------------------------------------------
State University RB, Ser A,
    Pre-refunded  @ 101 (A)
    6.125%, 08/15/02 ................................     $  1,250     $  1,302
Traverse City, Area Public Schools GO,
    Ser I, MBIA
    7.250%, 05/01/05 ................................          950        1,049
Trenton, Building Authority GO, AMBAC
    5.625%, 10/01/21 ................................        1,250        1,245
Troy, City School District GO
    4.750%, 05/01/08 ................................        1,000          991
University of Michigan, Hospital RB, Ser A
    5.800%, 12/01/05 ................................          400          412
University of Michigan, Hospital RB, Ser A-1
    5.250%, 12/01/09 ................................        1,000          991
University of Michigan, Major Capital
    Projects RB, Ser B
    5.300%, 04/01/05 ................................          250          257
Utica, Community Schools GO
    5.375%, 05/01/02 ................................          200          203
    5.750%, 05/01/07 ................................          500          521
Washtenaw County, Community College
    GO, Ser A
    4.350%, 04/01/05 ................................        1,375        1,348
    4.900%, 04/01/06 ................................        1,200        1,206
Waterford Township, School District GO
    4.850%, 06/01/10 ................................        1,450        1,428
Wayne County, Building Authority GO,
    Capital Improvement Project, Ser A, MBIA
    5.625%, 06/01/04 ................................        1,000        1,033
West Bloomfield, School District GO, FGIC
    5.700%, 05/01/14 ................................          900          933
Wixon County GO, AMBAC
    4.750%, 05/01/11 ................................        1,000          976
Wyandotte, Building Authority RB, ETM
    7.000%, 01/01/03 ................................          100          101
Wyandotte, Electric Authority RB,
    Pre-refunded @ 100, MBIA (A)
    6.250%, 10/01/08 ................................        1,700        1,825
Wyandotte, Finance Authority TA, MBIA
    6.100%, 06/01/02 ................................          500          514
-------------------------------------------------------------------------------
        Total Michigan ..............................                    88,709
-------------------------------------------------------------------------------
        Total Municipal Bonds
           (Cost $88,275) ...........................                    88,709
-------------------------------------------------------------------------------



MICHIGAN TAX FREE BOND                                                  Value
PORTFOLIO (concluded)                                       Shares      (000)
-------------------------------------------------------------------------------
CASH EQUIVALENT -- 0.7%
SEI Institutional Tax-Free Fund .....................      615,831     $    616
-------------------------------------------------------------------------------
        Total Cash Equivalent
           (Cost $616) ..............................                       616
-------------------------------------------------------------------------------
        Total Investments -- 98.9%
           (Cost $88,891) ...........................                    89,325
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 1.1% ...........                       961
-------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class I (unlimited
    authorization -- no par value) based
    on 9,113,531 outstanding shares of
    beneficial interest .............................                    89,433
Portfolio Shares of Class A (unlimited
    authorization -- no par value) based
    on 29,014 outstanding shares of
    beneficial interest .............................                       300
Undistributed Net Investment Income .................                         5
Accumulated Net Realized Gain on Investments ........                       114
Net Unrealized Appreciation on Investments ..........                       434
-------------------------------------------------------------------------------
Total Net Assets -- 100.0% ..........................                  $ 90,286
-------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
    Price Per Share -- Class I ......................                  $   9.88
Net Asset Value and Redemption Price
    Per Share -- Class A ............................                  $   9.88
Maximum Offering Price Per Share --
    Class A ($9.88 / 95.5%) .........................                  $  10.35
-------------------------------------------------------------------------------
(A) Pre-refunded Security. The pre-refunded date is shown as the maturity date on the Statement of Net Assets.
(B) Securities are held in connection with a letter of credit issued by a major bank or other financial institution.
ETM -- Escrowed to Maturity
GO -- General Obligation
RB -- Revenue Bond
TA -- Tax Allocation
The following organizations have provided underlying credit support for securities listed above, as indicated.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial Guaranty Insurance Corporation
FSA -- Financial Security Assurance
MBIA -- Municipal Bond Insurance Association

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS

July 31, 2000                                                          Unaudited

                                                            Face
PRIME OBLIGATION MONEY                                     Amount       Value
MARKET PORTFOLIO                                            (000)       (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 53.2%

BROKER/DEALERS -- 4.1%
Bear Stearns
    6.675%, 09/05/00 .................................    $  3,000     $  2,981
Goldman Sachs Group
    6.787%, 08/09/00 .................................       3,000        2,996
-------------------------------------------------------------------------------
        Total Broker/Dealers .........................                    5,977
-------------------------------------------------------------------------------
DRUGS -- 2.4%
Pfizer
    6.711%, 08/09/00 .................................       3,490        3,485
-------------------------------------------------------------------------------
        Total Drugs ..................................                    3,485
-------------------------------------------------------------------------------
FINANCIAL SERVICES -- 8.1%
Bell Atlantic Financial
    6.550%, 09/20/00 .................................       4,000        3,964
General Motors Acceptance
    6.727%, 08/14/00 .................................       3,800        3,791
Prudential Funding
    6.673%, 09/18/00 .................................       4,000        3,965
-------------------------------------------------------------------------------
        Total Financial Services .....................                   11,720
-------------------------------------------------------------------------------
FINANCIAL SERVICES/SPECIAL PURPOSE ENTITY -- 20.6%
Aesop Funding
    6.813%, 08/16/00 .................................       3,000        2,992
Corporate Asset Funding
    6.671%, 09/08/00 .................................       4,000        3,972
Enterprise Funding
    6.723%, 08/04/00 .................................       4,000        3,998
Falcon Asset Securitization
    6.636%, 08/24/00 .................................       3,540        3,525
Island Finance Puerto Rico
    6.580%, 08/07/00 .................................       3,500        3,496
Kitty Hawk Funding
    6.655%, 09/01/00 .................................       3,500        3,480
Park Avenue Receivables
    6.641%, 08/24/00 .................................       3,295        3,281
Preferred Receivables Funding
    6.798%, 09/13/00 .................................       3,000        2,976
Variable Funding Capital
    6.718%, 08/07/00 .................................       2,000        1,998
-------------------------------------------------------------------------------
        Total Financial Services/Special
           Purpose Entity ............................                   29,718
-------------------------------------------------------------------------------

                                                             Face
PRIME OBLIGATION MONEY                                      Amount       Value
MARKET PORTFOLIO (continued)                                (000)        (000)
-------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- 7.2%
Coca-Cola Enterprise
    6.530%, 08/30/00 .................................    $  4,303     $  4,280
Fortune Brands
    6.632%, 08/23/00 .................................       3,137        3,125
Kellogg
    6.701%, 08/04/00 .................................       3,000        2,998
-------------------------------------------------------------------------------
        Total Food, Beverage & Tobacco ...............                   10,403
-------------------------------------------------------------------------------
PRINTING & PUBLISHING -- 2.8%
New York Times
    6.712%, 08/02/00 .................................       2,300        2,300
    6.779%, 08/09/00 .................................       1,800        1,797
-------------------------------------------------------------------------------
        Total Printing & Publishing ..................                    4,097
-------------------------------------------------------------------------------
RETAIL -- 2.8%
Wal-Mart Stores
    6.620%, 08/29/00 .................................       4,000        3,980
-------------------------------------------------------------------------------
        Total Retail .................................                    3,980
-------------------------------------------------------------------------------
SCHOOLS -- 2.5%
Columbia University
    6.728%, 08/11/00 .................................       3,550        3,544
-------------------------------------------------------------------------------
        Total Schools ................................                    3,544
-------------------------------------------------------------------------------
WHOLESALE -- 2.7%
Sysco
    6.789%, 09/22/00 .................................       4,000        3,962
-------------------------------------------------------------------------------
        Total Wholesale ..............................                    3,962
-------------------------------------------------------------------------------
        Total Commercial Paper
           (Cost $76,886) ............................                   76,886
-------------------------------------------------------------------------------
YANKEE COMMERCIAL PAPER -- 9.4%
Apreco
    6.776%, 08/15/00 .................................       4,000        3,990
Eureka Securities
    6.626%, 08/01/00 .................................       3,000        3,000
Halifax PLC
    6.784%, 09/06/00 .................................       3,600        3,576
KFW International Finance
    6.609%, 08/15/00 .................................       3,000        2,992
-------------------------------------------------------------------------------
        Total Yankee Commercial Paper
           (Cost $13,558) ............................                   13,558
-------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS

July 31, 2000                                                          Unaudited

                                                            Face
PRIME OBLIGATION MONEY                                     Amount       Value
MARKET PORTFOLIO (continued)                                (000)       (000)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 9.0%
American Express Centurion Bank
    6.530%, 08/30/00 ..............................     $   3,000     $   3,000
Bank of America NA
    6.570%, 09/15/00 ..............................         2,000         2,000
Harris Bankcorp
    6.560%, 09/06/00 ..............................         4,000         4,000
First Tennessee Bank
    6.530%, 08/28/00 ..............................         4,000         4,000
-------------------------------------------------------------------------------
        Total Certificates of Deposit
           (Cost $13,000) .........................                      13,000
-------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT -- 4.2%
Barclays Bank NY
    6.710%, 02/09/01 ..............................         1,500         1,500
Deutsche Bank AG
    6.550%, 01/22/01 ..............................         2,500         2,499
Svenska Handels NY
    6.800%, 03/16/01 ..............................         2,000         1,999
-------------------------------------------------------------------------------
        Total Yankee Certificates of Deposit
           (Cost $5,998) ..........................                       5,998
-------------------------------------------------------------------------------
CORPORATE BONDS -- 10.0%
Federal National Mortgage Association, MTN
    6.520%, 03/16/01 ..............................         3,000         2,999
Ford Motor Credit (A)
    6.729%, 08/18/00 ..............................         4,000         4,000
General Motors Acceptance, MTN
    6.375%, 09/19/00 ..............................         1,000         1,000
JP Morgan
    6.800%, 02/23/01 ..............................         1,500         1,500
SBC Communications (A) (B)
    6.684%, 05/15/01 ..............................         3,000         3,000
SMM Trust 2000-E (A) (B)
    6.649%, 03/14/01 ..............................         2,000         2,000
-------------------------------------------------------------------------------
        Total Corporate Bonds
           (Cost $19,499) .........................                      14,499
-------------------------------------------------------------------------------
BANK NOTES -- 6.2%
First Union
    6.740%, 02/15/01 ..............................         2,000         2,000
First USA Bank
    6.050%, 09/18/00 ..............................         2,000         2,000


                                                            Face
PRIME OBLIGATION MONEY                                     Amount       Value
MARKET PORTFOLIO (continued)                                (000)       (000)
-------------------------------------------------------------------------------

Key Bank NA
    6.500%, 01/29/01 ..............................     $   1,000     $   1,000
Key Bank NA (A)
    6.893%, 08/31/00 ..............................         2,000         2,000
Nationsbank (A)
    6.901%, 12/06/00 ..............................         2,000         2,001
-------------------------------------------------------------------------------
        Total Bank Notes
           (Cost $9,001) ..........................                       9,001
-------------------------------------------------------------------------------
FUNDING AGREEMENTS -- 5.5%
Metropolitan Life (A)
    6.471%, 05/01/01 ..............................         2,000         2,000
Monumental Life (A)
    6.480%,  08/01/00 .............................         3,000         3,000
Travelers Insurance (A)
    6.923%, 05/31/01 ..............................         3,000         3,000
-------------------------------------------------------------------------------
        Total Funding Agreements
           (Cost $3,000) ..........................                       8,000
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 2.5%
Lehman Brothers (C)
    6.600%, dated 07/31/00, matures
    08/01/00, repurchase price
    $1,200,220 (collateralized by
    FNMA, total market
    value: $1,223,972) ............................         1,200         1,200
UBS Warburg Dillon (C) 6.630%, dated
    07/31/00, matures 08/01/00,
    repurchase price $2,400,442
    (collateralized by FNMA, total
    market value: $2,450,665) .....................         2,400         2,400
-------------------------------------------------------------------------------
        Total Repurchase Agreements
           (Cost $3,600) ..........................                       3,600
-------------------------------------------------------------------------------
        Total Investments -- 100.0%
           (Cost $144,542) ........................                     144,542
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- (0.0%) .......                         (47)
-------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (concluded)                   GOLDEN OAK FAMILY OF FUNDS

July 31, 2000                                                          Unaudited

PRIME OBLIGATION MONEY                                                  Value
MARKET PORTFOLIO (concluded)                                            (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class I (unlimited
    authorization -- no par value) based
    on 136,864,724 outstanding shares of
    beneficial interest .....................................         $ 136,865
Portfolio Shares of Class A (unlimited
    authorization -- no par value) based
    on 7,644,497 outstanding shares of
    beneficial interest .....................................             7,644
Undistributed Net Investment Income .........................                 2
Accumulated Net Realized Loss
    on Investments ..........................................               (16)
-------------------------------------------------------------------------------
Total Net Assets -- 100.0% ..................................         $ 144,495
-------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
    Price Per Share -- Class I ..............................         $    1.00
Net Asset Value, Offering and Redemption
    Price Per Share -- Class A ..............................         $    1.00
-------------------------------------------------------------------------------
(A) Variable rate security. The rate shown on the Statement of Net Assets is the rate in effect on July 31, 2000. The maturity date is shown as the next reset date.
(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". This security has been determined to be liquid under guidelines established by the Board of Directors.
(C) Tri-Party Repurchase Agreement
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
NA -- North America
PLC -- Public Liability Company

    The accompanying notes are an integral part of the financial statements.

                       THIS PAGE LEFT INTENTIONALLY BLANK.

STATEMENT OF OPERATIONS (000)                         GOLDEN OAK FAMILY OF FUNDS
For the Period Ended July 31, 2000                                     Unaudited

                                                                                                                    Prime
                                                    Tax-                               Intermediate-   Michigan   Obligation
                                                   Managed    Small Cap  International    Term         Tax Free     Money
                             Growth      Value     Equity       Value       Equity       Income         Bond        Market
                           Portfolio   Portfolio  Portfolio   Portfolio  Portfolio(2)   Portfolio     Portfolio    Portfolio
----------------------------------------------------------------------------------------------------------------------------
 Investment Income:
   Dividend Income ......   $  239      $  601     $  158       $  398       $  28      $    --       $    --      $    --
   Interest Income ......       67         137         24           49          16        5,481         2,288        4,262
   Less: Foreign
    Taxes Withheld ......       --          (3)        (1)          --          (4)          --            --           --
----------------------------------------------------------------------------------------------------------------------------
     Total Investment
       Income ...........      306         735        181          447          40        5,481         2,288        4,262
----------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees    140         126         65           84           3          405           222          152
   Less: Waiver of Investment
     Advisory Fees ......       --          --        (26)         (20)         (1)        (116)          (72)        (116)
   Investment Sub-
     Advisory Fees ......      165         160         77          160           6           --            --           51
   Administration Fees ..       82          77         38           49           2          162            89          135
   Transfer Agent Fees ..       14          13         14           14           1           20            16           21
   Custodian Fees .......        3           3          2            4           2            2             1            5
   Professional Fees ....       13          14         24           25           1           29            18           16
   Registration Fees ....       (2)          3          7            3          --            7             3           (2)
   Distribution Fees(1) .       16          10         --            5          --            8            --           10
   Trustee Fees .........        3           3          2            1          --            7             4            5
   Printing Expenses ....        5           4          7            4          --            9             5            5
   Other Expenses .......       (1)         (3)         2           10           1            2             4           (1)
----------------------------------------------------------------------------------------------------------------------------
     Total Expenses, Net       438         410        212          339          15          535           290          281
----------------------------------------------------------------------------------------------------------------------------
     Net Investment
     Income (Loss) ......     (132)        325        (31)         108          25        4,946         1,998        3,981
----------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss)
     on Securities Sold .    8,404       7,151        (24)       2,701          29         (525)           96           (1)
   Net Realized Gain
     on Foreign Currency
     Transactions and Foreign
     Currency Contracts .       --          --         --           --         154           --            --           --
   Net Change in Unrealized
     Appreciation on Foreign
     Currency and Translation
     of Other Assets and
     Liabilities Denominated
     in Foreign Currency        --          --         --           --           1           --            --           --
   Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments .....   (3,674)     (6,685)      (570)       4,710        (901)       2,713         1,356           --
----------------------------------------------------------------------------------------------------------------------------
   Net Realized and
     Unrealized Gain (Loss)
     on Investments .....    4,730         466       (594)       7,411        (717)       2,188         1,452           (1)
----------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease)
     in Net Assets Resulting
     From Operations ....   $4,598      $  791     $ (625)      $7,519       $(692)      $7,134        $3,450       $3,980
============================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) All distribution fees are incurred in the Class A Shares
(2) Commenced operations on July 10, 2000.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)

For the Period Ended July 31, 2000 (Unaudited) and the Year Ended January 31, 2000

                                                                                                                  Tax-Managed
                                                                       Growth                  Value                 Equity
                                                                      Portfolio              Portfolio            Portfolio (1)
                                                                ---------------------  --------------------  -----------------------
                                                                2/1/00 to   2/1/99 to  2/1/00 to  2/1/99 to   2/1/00 to  4/30/99 to
                                                                 7/31/00     1/31/00    7/31/00    1/31/99     7/31/00     1/31/00
------------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net Investment Income (Loss) .............................   $   (132)   $   (135)   $    325    $    194    $    (31)   $     10
  Net Realized Gain (Loss) on Securities Sold ..............      8,404      14,035       7,151       3,992         (24)     10,547
  Net Realized Gain on Foreign Currency
    Transactions and Foreign Currency Contracts ............       --          --          --          --          --
  Net Change in Unrealized Appreciation
    on Foreign Currency and Translation of Other Assets
    and Liabilities Denominated in Foreign Currency ........       --          --          --          --          --
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments .........................................     (3,674)      3,733      (6,685)        342        (570)     (9,345)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting from
  Investment Operations ....................................      4,598      17,633         791       4,528        (625)      1,212
------------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net Investment Income
    Class I ................................................       --          --          (282)       (191)       --           (52)
    Class A ................................................       --          --           (24)         (8)       --          --
  Realized Net Gains
    Class I ................................................       --        (9,828)       --        (2,795)       --          (124)
    Class A ................................................       --        (1,547)       --          (385)       --            (1)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions ........................................       --       (11,375)       (306)     (3,379)       --          (177)
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
Class I:
  Proceeds from Shares Issued ..............................     26,913      17,489      18,971      16,869         118         536
  Value from Shares Issued in Connection with Acquisition
   of Common Trust Fund Assets (See note 8) ................       --          --          --          --          --        45,238
  Reinvestment of Cash Distributions .......................       --         7,437          12       2,288        --           125
  Cost of Shares Redeemed ..................................    (24,881)    (13,940)     (4,175)     (7,956)     (4,509)     (6,624)
------------------------------------------------------------------------------------------------------------------------------------
Total Class I Share Transactions ...........................      2,032      10,986      14,808      11,201      (4,391)     39,275
------------------------------------------------------------------------------------------------------------------------------------
Class A:
  Proceeds from Shares Issued ..............................      4,090       9,868       2,626       9,702         104         333
  Reinvestment of Cash Distributions .......................       --         1,544          24         392        --             1
  Cost of Shares Redeemed ..................................     (1,172)     (3,967)       (788)     (3,799)       --          --
------------------------------------------------------------------------------------------------------------------------------------
Total Class A Share Transactions ...........................      2,918       7,445       1,862       6,295         104         334
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Capital Share
   Transactions ............................................      4,950      18,431      16,670      17,496      (4,287)     39,609
------------------------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets ....................      9,548      24,689      17,155      18,645      (4,912)     40,644
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
  Beginning of Period ......................................     75,726      51,037      66,229      47,584      40,644        --
------------------------------------------------------------------------------------------------------------------------------------
  End of Period ............................................   $ 85,274    $ 75,726    $ 83,384    $ 66,229    $ 35,732    $ 40,644
------------------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed
Class I:
  Shares Issued ............................................      1,440       1,016       1,940       1,750          12          53
  Shares Issued in Connection with Acquisition of Common
   Trust Fund Assets (See note 8) ..........................       --          --          --          --          --         4,524
  Shares Issued in Lieu of Cash Distributions ..............       --           424           1         240        --            13
  Shares Redeemed ..........................................     (1,325)       (811)       (430)       (806)       (428)       (659)
------------------------------------------------------------------------------------------------------------------------------------
Total Class I Share Transactions ...........................        115         629       1,511       1,184        (416)      3,931
------------------------------------------------------------------------------------------------------------------------------------
Class A:
  Shares Issued ............................................        222         590         268         984          10          33
  Shares Issued in Lieu of Cash Distributions ..............       --            92           3          42        --          --
  Shares Redeemed ..........................................        (63)       (215)        (83)       (388)       --          --
------------------------------------------------------------------------------------------------------------------------------------
Total Class A Share Transactions ...........................        159         467         188         638          10          33
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Capital Shares ......................        274       1,096       1,699       1,822        (406)      3,964
====================================================================================================================================


                                                                  Small Cap          International      Intermediate-Term
                                                                    Value              Equity                Income
                                                                  Portfolio (2)       Portfolio (3)         Portfolio
                                                               --------------------  -------------   ------------------------
                                                               2/1/00 to  9/1/99 to     7/10/00 to    2/1/00 to    2/1/99 to
                                                                7/31/00    1/31/00       7/31/00      7/31/00      1/31/00
-----------------------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net Investment Income (Loss) ..........................     $     108    $   108      $      25     $   4,946     $   8,890
  Net Realized Gain (Loss) on Securities Sold ...........         2,701        794             29          (525)       (1,476)
  Net Realized Gain on Foreign Currency
    Transactions and Foreign Currency Contracts .........            --         --            154            --            --
  Net Change in Unrealized Appreciation
    on Foreign Currency and Translation of
    Other Assets and Liabilities Denominated
    in Foreign Currency .................................            --         --              1            --            --
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments .......................         4,710     (2,037)          (901)        2,713       (13,810)
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  Resulting from Investment Operations ..................         7,519     (1,135)          (692)        7,134        (6,396)
-----------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net Investment Income
    Class I .............................................          (139)       (97)            --        (4,763)       (8,548)
    Class A .............................................            (8)        (7)            --          (183)         (342)
  Realized Net Gains
    Class I .............................................            --         --             --            --            --
    Class A .............................................            --         --             --            --            --
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions .....................................          (147)      (104)            --        (4,946)       (8,890)
-----------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
Class I:
  Proceeds from Shares Issued ...........................         4,912     42,856         17,189        26,223        51,747
  Value from Shares Issued in Connection
   with Acquisition of Common Trust Fund
   Assets (See note 8) ..................................            --         --             --            --            --
  Reinvestment of Cash Distributions ....................            --         --             --           155            38
  Cost of Shares Redeemed ...............................        (5,443)    (1,226)            --       (14,529)      (37,533)
-----------------------------------------------------------------------------------------------------------------------------
Total Class I Share Transactions ........................          (531)    41,630         17,189        11,849        14,252
-----------------------------------------------------------------------------------------------------------------------------
Class A:
  Proceeds from Shares Issued ...........................         1,234      4,023              1           921        11,082
  Reinvestment of Cash Distributions ....................             8          7             --           180           331
  Cost of Shares Redeemed ...............................          (517)      (562)            --        (1,165)       (6,946)
-----------------------------------------------------------------------------------------------------------------------------
Total Class A Share Transactions ........................           725      3,468              1           (64)        4,467
-----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From
   Capital Share Transactions ...........................           194     45,098         17,190        11,785        18,719
-----------------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets .................         7,566     43,859         16,498        13,973         3,433
-----------------------------------------------------------------------------------------------------------------------------
Net Assets:
  Beginning of Period ...................................        43,859         --             --       153,773       150,340
-----------------------------------------------------------------------------------------------------------------------------
  End of Period .........................................     $  51,425   $ 43,859      $  16,498     $ 167,746     $ 153,773
-----------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed
Class I:
  Shares Issued .........................................           483      4,380          1,719         2,773         5,296
  Shares Issued in Connection with
   Acquisition of Common Trust Fund
   Assets (See note 8) ..................................            --         --             --            --            --
  Shares Issued in Lieu of Cash
   Distributions ........................................            --         --             --            17             4
  Shares Redeemed .......................................          (513)      (129)            --        (1,541)       (3,887)
-----------------------------------------------------------------------------------------------------------------------------
Total Class I Share Transactions ........................           (30)     4,251          1,719         1,249         1,413
-----------------------------------------------------------------------------------------------------------------------------
Class A:
  Shares Issued .........................................           122        402             --            98         1,148
  Shares Issued in Lieu of Cash Distributions ...........             1          1             --            19            35
  Shares Redeemed .......................................           (50)       (57)            --          (124)         (728)
-----------------------------------------------------------------------------------------------------------------------------
Total Class A Share Transactions ........................            73        346             --            (7)          455
Increase (Decrease) in Capital Shares ...................            43      4,597          1,719         1,242         1,868
=============================================================================================================================


                                                                Michigan              Prime Obligation
                                                              Tax Free Bond             Money Market
                                                                Portfolio                 Portfolio
                                                          ---------------------    ----------------------
                                                          2/1/00 to   2/1/99 to    2/1/00 to    2/1/99 to
                                                           7/31/00     1/31/00      7/31/00      1/31/00
---------------------------------------------------------------------------------------------------------
Investment Operations:
  Net Investment Income (Loss) .....................       $ 1,998     $ 3,965      $ 3,981     $ 6,196
  Net Realized Gain (Loss) on Securities Sold ......            96          24           (1)         --
  Net Realized Gain on Foreign Currency
    Transactions and Foreign Currency Contracts ....            --          --           --          --
  Net Change in Unrealized Appreciation
    on Foreign Currency and Translation of
    Other Assets and Liabilities Denominated
    in Foreign Currency ............................            --          --           --          --
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments ..................         1,356      (5,549)          --          --
---------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  Resulting from Investment Operations .............         3,450      (1,560)       3,980       6,196
---------------------------------------------------------------------------------------------------------
Distributions:
  Net Investment Income
    Class I ........................................        (2,016)     (3,925)      (3,746)     (5,865)
    Class A ........................................            (5)        (18)        (236)       (331)
  Realized Net Gains
    Class I ........................................            --          --           --          --
    Class A ........................................            --          --           --          --
---------------------------------------------------------------------------------------------------------
Total Distributions ................................        (2,021)     (3,943)      (3,982)     (6,196)
---------------------------------------------------------------------------------------------------------
Capital Share Transactions:
Class I:
  Proceeds from Shares Issued ......................         6,072      21,235      127,031     203,890
  Value from Shares Issued in Connection
   with Acquisition of Common Trust Fund
   Assets (See note 8) .............................            --          --           --          --
  Reinvestment of Cash Distributions ...............            13           4           66         612
  Cost of Shares Redeemed ..........................        (6,956)    (16,428)    (104,593)   (243,801)
---------------------------------------------------------------------------------------------------------
Total Class I Share Transactions ...................          (871)      4,811       22,504     (39,299)
---------------------------------------------------------------------------------------------------------
Class A:
  Proceeds from Shares Issued ......................            63         565        5,962      17,939
  Reinvestment of Cash Distributions ...............             5          17          233         328
  Cost of Shares Redeemed ..........................            --        (574)      (7,129)    (16,215)
---------------------------------------------------------------------------------------------------------
Total Class A Share Transactions ...................            68           8         (934)      2,052
---------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From
   Capital Share Transactions ......................          (803)      4,819       21,570     (37,247)
---------------------------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets ............           626        (684)      21,568     (37,247)
---------------------------------------------------------------------------------------------------------
Net Assets:
  Beginning of Period ..............................        89,660      90,344      122,927     160,174
---------------------------------------------------------------------------------------------------------
  End of Period ....................................       $90,286     $89,660     $144,495    $122,927
---------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed
Class I:
  Shares Issued ....................................           624       2,126      127,031     203,890
  Shares Issued in Connection with
   Acquisition of Common Trust Fund
   Assets (See note 8) .............................            --          --           --          --
  Shares Issued in Lieu of Cash
   Distributions ...................................             1          --           66         612
  Shares Redeemed ..................................          (713)     (1,648)    (104,593)   (243,801)
---------------------------------------------------------------------------------------------------------
Total Class I Share Transactions ...................           (88)        478       22,504     (39,299)
---------------------------------------------------------------------------------------------------------
Class A:
  Shares Issued ....................................             6          56        5,962      17,939
  Shares Issued in Lieu of Cash Distributions ......             1           2          233         328
  Shares Redeemed ..................................            --         (58)      (7,129)    (16,215)
---------------------------------------------------------------------------------------------------------
Total Class A Share Transactions ...................             7          --         (934)      2,052
---------------------------------------------------------------------------------------------------------
Increase (Decrease) in Capital Shares ..............           (81)        478       21,570     (37,247)
=========================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) Commenced operations on April 30, 1999.
(2) Commenced operations on September 1, 1999
(3) Commenced operations on July 10, 2000.

    The accompanying notes are an integral part of the financial statements.

                                      28-29

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout the Period
For the Period Ended July 31, 2000 (Unaudited) and the Years Ended January 31,


               NET                   REALIZED          DISTRIBUTIONS       NET               NET
              ASSET                     AND         -------------------            ASSET    ASSETS     RATIO OF
              VALUE       NET        UNREALIZED       NET        NET      VALUE              END       EXPENSES
            BEGINNING  INVESTMENT    GAIN(LOSS)    INVESTMENT REALIZED     END     TOTAL   OF PERIOD  TO AVERAGE
            OF PERIOD INCOME (LOSS) ON INVESTMENTS   INCOME     GAIN    OF PERIOD RETURN+    (000)    NET ASSETS
----------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO CLASS I
    2000*     $17.85    $  0.01       $ 1.04       $   --     $   --     $18.90      5.88%   $ 71,949     1.03%
    2000       16.16      (0.03)        4.75           --      (3.03)     17.85     30.67      65,891     1.06
    1999       12.66       0.02         5.88        (0.02)     (2.38)     16.16     51.98      49,497     1.08
    1998       12.66         --         3.12           --      (3.12)     12.66     25.85      36,240     1.07
    1997       10.26         --         2.44        (0.01)     (0.03)     12.66     23.79      32,973     1.10
    1996       10.00       0.07         1.74        (0.07)     (1.48)     10.26     18.81      24,775     1.10
GROWTH PORTFOLIO CLASS A
    2000*     $17.43   $     --       $ 1.01       $   --     $   --     $18.44      5.79%   $ 13,325     1.28%
    2000       15.89      (0.06)        4.63           --      (3.03)     17.43     30.23       9,835     1.31
    1999       12.51       0.02         5.74           --      (2.38)     15.89     51.45       1,540     1.33
    1998       12.57      (0.01)        3.07           --      (3.12)     12.51     25.56         307     1.32
    1997       10.20      (0.03)        2.43           --      (0.03)     12.57     23.56         226     1.35
    1996        9.96       0.04         1.72        (0.04)     (1.48)     10.20     18.43         193     1.35
VALUE PORTFOLIO CLASS I
    2000*     $ 9.45    $  0.04       $ 0.13       $(0.04)    $   --     $ 9.58      1.78%   $ 74,366     1.04%
    2000        9.17       0.03         0.78        (0.03)     (0.50)      9.45      8.92      59,091     1.09
    1999        9.33       0.04         0.90        (0.04)     (1.06)      9.17     12.63      46,484     1.10
    1998(1)    10.00       0.04         0.86        (0.04)     (1.53)      9.33      9.15      30,922     1.10
VALUE PORTFOLIO CLASS A
    2000*     $ 9.41    $  0.03       $ 0.13       $(0.03)    $   --     $ 9.54      1.67%   $  9,018     1.29%
    2000        9.14       0.01         0.77        (0.01)     (0.50)      9.41      8.61       7,138     1.34
    1999        9.32       0.03         0.87        (0.02)     (1.06)      9.14     12.19       1,100     1.35
    1998(1)    10.00       0.02         0.86        (0.03)     (1.53)      9.32      8.97          51     1.35
TAX-MANAGED EQUITY PORTFOLIO CLASS I
    2000*     $10.26    $    --       $(0.22)      $   --     $   --     $10.04     (2.14)%  $ 35,296     1.10%
    2000(2)    10.00         --         0.30        (0.01)     (0.03)     10.26      3.03      40,305     1.10
TAX-MANAGED EQUITY PORTFOLIO CLASS A
    2000*     $10.24    $    --       $(0.23)      $   --     $   --     $10.01     (2.25)%  $    436     1.35%
    2000(2)    10.00      (0.01)        0.29        (0.01)     (0.03)     10.24      2.77         339     1.35
SMALL CAP VALUE PORTFOLIO CLASS I
    2000*     $ 9.54    $  0.02       $ 1.55       $(0.03)    $   --     $11.08     16.49%   $ 46,782     1.35%
    2000(3)    10.00       0.03        (0.46)       (0.03)        --       9.54     (4.33)     40,554     1.35
SMALL CAP VALUE PORTFOLIO CLASS A
    2000*     $ 9.54    $  0.01       $ 1.55       $(0.02)    $   --     $11.08     16.36%   $  4,643     1.60%
    2000(3)    10.00       0.03        (0.47)       (0.02)        --       9.54     (4.42)      3,305     1.60
INTERNATIONAL EQUITY PORTFOLIO CLASS I
    2000(4)   $10.00    $  0.01       $(0.41)      $   --     $   --     $ 9.60     (4.00)%  $ 16,497     1.50%
INTERNATIONAL EQUITY PORTFOLIO CLASS A
    2000(4)   $10.00    $  0.01       $(0.41)      $   --     $   --     $ 9.60     (4.00)%  $      1     1.75%
===============================================================================================================


                                     RATIO OF NET
            RATIO OF      RATIO OF    INVESTMENT
               NET        EXPENSES  INCOME (LOSS)
             INVESTMENT   TO AVERAGE  TO AVERAGE
           INCOME (LOSS) NET ASSET   NET ASSETS  PORTFOLIO
            TO AVERAGE   (EXCLUDING  (EXCLUDING  TURNOVER
            NET ASSETS     WAIVERS)    WAIVERS)    RATE
------------------------------------------------------------
GROWTH PORTFOLIO CLASS I
    2000*     (0.28)%        1.03%     (0.28)%     58.74%
    2000      (0.19)         1.06      (0.19)      82.69
    1999       0.10          1.08       0.10       70.60
    1998       0.03          1.07       0.03      131.54
    1997       0.04          1.11       0.03      130.69
    1996       0.62          1.17       0.55      189.48
GROWTH PORTFOLIO CLASS A
    2000*     (0.54)%        1.28%     (0.54)%     58.74%
    2000      (0.52)         1.31      (0.52)      82.69
    1999      (0.21)         1.33      (0.21)      70.60
    1998      (0.21)         1.32      (0.21)     131.54
    1997      (0.20)         1.36      (0.21)     130.69
    1996       0.30          1.42       0.23      189.48
VALUE PORTFOLIO CLASS I
    2000*      0.87%         1.04%      0.87%      58.57%
    2000       0.36          1.09       0.36      102.11
    1999       0.44          1.17       0.37      172.09
    1998(1)    0.72          1.28       0.54       90.97
VALUE PORTFOLIO CLASS A
    2000*      0.62%         1.29%      0.62%      58.57%
    2000       0.10          1.34       0.10      102.11
    1999       0.20          1.42       0.13      172.09
    1998(1)    0.31          1.53       0.13       90.97
TAX-MANAGED EQUITY PORTFOLIO CLASS I
    2000*     (0.16)%        1.24%     (0.30)%      9.97%
    2000(2)    0.03          1.21      (0.08)      32.30
TAX-MANAGED EQUITY PORTFOLIO CLASS A
    2000*     (0.42)%        1.49%     (0.56)%      9.97%
    2000(2)   (0.34)         1.49      (0.48)      32.30
SMALL CAP VALUE PORTFOLIO CLASS I
    2000*      0.46%         1.43%      0.38%      35.37%
    2000(3)    0.76          1.55       0.56       10.86
SMALL CAP VALUE PORTFOLIO CLASS A
    2000*      0.17%         1.68%      0.09%      35.37%
    2000(3)    0.72          1.83       0.49       10.86
INTERNATIONAL EQUITY PORTFOLIO CLASS I
    2000(4)    2.62%         1.60%      2.52%       6.53%
INTERNATIONAL EQUITY PORTFOLIO CLASS A
    2000(4)    2.21%         1.85%      2.11%       6.53%
============================================================

Amounts designated as "--" are either $0 or have been rounded to $0.
 * For the period ended July 31, 2000 (Unaudited). All ratios for the period have been annualized.
 + Total return does not reflect the sales charge on Class A shares. Return is for the period indicated and has not been annualized.


    The accompanying notes are an integral part of the financial statements.

                                                      GOLDEN OAK FAMILY OF FUNDS



             NET                    REALIZED         DISTRIBUTIONS                      NET
            ASSET                     AND         -------------------  NET            ASSETS    RATIO OF
            VALUE       NET        UNREALIZED       NET        NET    VALUE             END     EXPENSES
          BEGINNING  INVESTMENT    GAIN(LOSS)    INVESTMENT REALIZED   END    TOTAL OF PERIOD  TO AVERAGE
          OF PERIOD    INCOME    ON INVESTMENTS   INCOME     GAIN  OF PERIOD RETURN+  (000)    NET ASSETS
---------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM INCOME PORTFOLIO CLASS I
    2000*  $ 9.35     $ 0.29        $ 0.14        $(0.29)   $   --  $ 9.49     4.62% $161,497      0.65%
    2000    10.32       0.55         (0.97)        (0.55)       --    9.35    (4.07)  147,549      0.65
    1999    10.04       0.60          0.29         (0.60)    (0.01)  10.32     8.60   148,165      0.65
    1998     9.83       0.56          0.21         (0.56)       --   10.04     8.07   125,936      0.65
    1997    10.15       0.54         (0.32)        (0.54)       --    9.83     2.31   116,689      0.65
    1996     9.52       0.56          0.63         (0.56)       --   10.15    12.83   104,270      0.65
INTERMEDIATE-TERM INCOME PORTFOLIO CLASS A
    2000*  $ 9.35     $ 0.27       $  0.13        $(0.27)   $   --  $ 9.48     4.38%  $ 6,249      0.90%
    2000    10.31       0.53         (0.96)        (0.53)       --    9.35    (4.22)    6,224      0.90
    1999    10.04       0.57          0.28         (0.57)    (0.01)  10.31     8.23     2,175      0.90
    1998     9.83       0.53          0.21         (0.53)       --   10.04     7.78        64      0.90
    1997    10.15       0.52         (0.32)        (0.52)       --    9.83     2.05        84      0.90
    1996     9.52       0.54          0.63         (0.54)       --   10.15    12.54       210      0.90
MICHIGAN TAX FREE BOND PORTFOLIO CLASS I
    2000*  $ 9.72     $ 0.22        $ 0.16        $(0.22)   $   --  $ 9.88     3.96% $ 89,999      0.65%
    2000    10.33       0.43         (0.61)        (0.43)       --    9.72    (1.79)   89,445      0.65
    1999    10.24       0.48          0.10         (0.48)    (0.01)  10.33     5.40    90,115      0.65
    1998(1) 10.00       0.27          0.26         (0.27)    (0.02)  10.24     5.35    85,556      0.65
MICHIGAN TAX FREE BOND PORTFOLIO CLASS A
    2000*  $ 9.72     $ 0.21        $ 0.16        $(0.21)   $   --  $ 9.88     3.85% $    287      0.90%
    2000    10.33       0.40         (0.61)        (0.40)       --    9.72    (2.03)      215      0.90
    1999    10.24       0.46          0.10         (0.46)    (0.01)  10.33     5.17       229      0.90
    1998(1) 10.00       0.27          0.26         (0.27)    (0.02)  10.24     5.31        10      0.90
PRIME OBLIGATION MONEY MARKET PORTFOLIO CLASS I
    2000*  $ 1.00     $ 0.03        $   --        $(0.03)   $   --  $ 1.00     2.98% $136,852      0.40%
    2000     1.00       0.05            --         (0.05)       --    1.00     5.04   114,349      0.40
    1999     1.00       0.06            --         (0.06)       --    1.00     5.30   153,649      0.40
    1998     1.00       0.05            --         (0.05)       --    1.00     5.41   127,977      0.40
    1997     1.00       0.05            --         (0.05)       --    1.00     5.21    94,508      0.40
    1996     1.00       0.06            --         (0.06)       --    1.00     5.74   107,409      0.40
PRIME OBLIGATION MONEY MARKET PORTFOLIO CLASS A
    2000*  $ 1.00     $ 0.03        $   --        $(0.03)   $   --  $ 1.00     2.85% $  7,643      0.65%
    2000     1.00       0.05            --         (0.05)       --    1.00     4.77     8,578      0.65
    1999     1.00       0.05            --         (0.05)       --    1.00     5.03     6,525      0.65
    1998     1.00       0.05            --         (0.05)       --    1.00     5.15     6,381      0.65
    1997     1.00       0.05            --         (0.05)       --    1.00     4.95    71,686      0.65
    1996     1.00       0.05            --         (0.05)       --    1.00     5.47    75,293      0.65
========================================================================================================

                                               RATIO OF NET
                       RATIO OF     RATIO OF    INVESTMENT
                         NET        EXPENSES      INCOME
                      INVESTMENT   TO AVERAGE  TO AVERAGE
                        INCOME     NET ASSETS   NET ASSETS  PORTFOLIO
                      TO AVERAGE   (EXCLUDING  (EXCLUDING  TURNOVER
                      NET ASSETS     WAIVERS)    WAIVERS)    RATE
-----------------------------------------------------------------------
INTERMEDIATE-TERM INCOME PORTFOLIO CLASS I
    2000*                6.11%         0.79%      5.97%      6.46%
    2000                 5.70          0.80       5.55      24.93
    1999                 5.46          0.80       5.31      76.46
    1998                 5.66          0.80       5.51      60.78
    1997                 5.48          0.80       5.33      34.67
    1996                 5.68          0.84       5.49     121.47
INTERMEDIATE-TERM INCOME PORTFOLIO CLASS A
    2000*                5.86%         1.04%      5.72%      6.46%
    2000                 5.52          1.05       5.37      24.93
    1999                 5.15          1.05       5.00      76.46
    1998                 5.40          1.05       5.25      60.78
    1997                 5.20          1.05       5.05      34.67
    1996                 5.49          1.09       5.30     121.47
MICHIGAN TAX FREE BOND PORTFOLIO CLASS I
    2000*                4.50%         0.81%      4.34%      9.80%
    2000                 4.30          0.82       4.13       2.42
    1999                 4.32          0.81       4.16       6.55
    1998(1)              4.41          0.82       4.24       9.77
MICHIGAN TAX FREE BOND PORTFOLIO CLASS A
    2000*                4.25%         1.06%      4.09%      9.80%
    2000                 4.01          1.07       3.84       2.42
    1999                 4.07          1.06       3.91       6.55
    1998(1)              4.15          1.07       3.98       9.77
PRIME OBLIGATION MONEY MARKET PORTFOLIO CLASS I
    2000*                5.93%         0.57%      5.76%        --
    2000                 4.91          0.60       4.71         --
    1999                 5.17          0.60       4.97         --
    1998                 5.29          0.59       5.10         --
    1997                 5.08          0.68       4.80         --
    1996                 5.60          0.70       5.30         --
PRIME OBLIGATION MONEY MARKET PORTFOLIO CLASS A
    2000*                5.65%         0.82%      5.48%        --
    2000                 4.74          0.86       4.53         --
    1999                 4.92          0.85       4.72         --
    1998                 4.99          0.84       4.80         --
    1997                 4.83          0.93       4.55         --
    1996                 5.31          0.95       5.01         --
=======================================================================

(1) Commenced operations on June 23, 1997. All ratios for the period have been annualized.
(2) Commenced operations on April 30, 1999. All ratios for the period have been annualized.
(3) Commenced operations on September 1, 1999. All ratios for the period have been annualized.
(4) Commenced operations on July 10, 2000. All ratios for the period have been annualized.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                         GOLDEN OAK FAMILY OF FUNDS

July 31, 2000                                                          Unaudited

--------------------------------------------------------------------------------
1. Organization:

THE GOLDEN OAK FAMILY OF FUNDS are separate investment portfolios of The Arbor Fund (the "Trust"). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992 and had no operations through February 1, 1993 other than those related to organizational matters and the sale of initial shares to SEI Investments Mutual Funds Services (the "Administrator") on October 9, 1992. SEI Investments Management Corporation ("SEI Investments"), a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management company. These financial statements relate to the Trust's Golden Oak Growth Portfolio, Golden Oak Value Portfolio, Golden Oak Tax-Managed Equity Portfolio, Golden Oak Small Cap Value Portfolio, Golden Oak International Equity Portfolio, ("the Equity Portfolios"), Golden Oak Intermediate-Term Income Portfolio, Golden Oak Michigan Tax Free Bond Portfolio, ("the Bond Portfolios"), and Golden Oak Prime Obligation Money Market Portfolio ("the Money Market Portfolio"), (together, the "Portfolios"). The Portfolios' prospectus provides a description of each Portfolio's investment objectives, policies and strategies. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The financial statements have been prepared in accordance with generally accepted accounting principles which require the use of management's estimates. Actual results could differ from these estimates.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Portfolios.

SECURITY VALUATION -- Investments in equity securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Foreign securities in the Golden Oak International Equity Portfolio are valued based on quotations from the primary market in which they are traded. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general trustee supervision.

Investment securities held by the Money Market Portfolio are stated at amortized cost which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

FEDERAL INCOME TAXES -- It is each Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Golden Oak International Equity Portfolio may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on either income earned or repatriated. The Golden Oak International Equity Fund accrues such taxes when the related income is earned.
--------------------------------------------------------------------------------
                                       32

NOTES TO FINANCIAL STATEMENTS (continued)             GOLDEN OAK FAMILY OF FUNDS

July 31, 2000                                                          Unaudited

FOREIGN CURRENCY TRANSLATIONS -- The books and records of the Golden Oak International Equity Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

[BULLET] market value of investment securities, other assets and liabilities at the current rate of exchange; and

[BULLET] purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Golden Oak International Equity Portfolio does not isolate that portion of gains and losses on equity investment securities that is due to changes in foreign exchange rates from that which is due to changes in market prices of such securities.

The Golden Oak International Equity Portfolio reports gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for Federal income tax purposes.

SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is accrued as earned. Costs used in determining realized gains and losses on sales of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Bond Portfolios are accreted and amortized to maturity using the effective interest method.

REPURCHASE AGREEMENTS -- The Portfolios invest in tri-party repurchase agreements. It is the Trust's policy that securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty.

If the counterparty defaults and the value of the collateral declines, or if the counterparty enters an insolvency proceeding, realization and/or retention of the collateral by the Portfolios may be delayed or limited.

NET ASSET VALUE PER SHARE -- The net asset value per share of each Portfolio is calculated each business day. In general, it is computed by dividing the assets of each Portfolio, less its liabilities, by the number of outstanding shares of the Portfolio.

CLASSES OF SHARES -- Class specific expenses are borne by that class. Income, expenses and realized and unrealized gains and losses are allocated to the respective classes on the basis of their relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Trust are prorated to the Portfolios on the basis of relative net assets. Class A bears a class specific 12b-1 fee.

DISTRIBUTIONS -- Distributions from net investment income are declared and paid at least annually to Shareholders of the Golden Oak International Equity Portfolio and quarterly to Shareholders of the remaining Equity Portfolios. Distributions from net investment income for the Money Market Portfolio and the Bond Portfolios are declared daily and paid to Shareholders on a monthly basis. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited

NOTES TO FINANCIAL STATEMENTS (continued)             GOLDEN OAK FAMILY OF FUNDS

July 31, 2000                                                          Unaudited

to paid-in-capital in the period that the difference arises.

3. Administration and Distribution Agreements:

The Trust and the Administrator have entered into an Administration Agreement (the "Administration Agreement"). Under terms of the Administration Agreement, the Administrator is entitled to a fee that is calculated daily and paid monthly at an annual rate of .20% of the average daily net assets of each of the Portfolios. There is a minimum annual administration fee of $50,000 for each of the Golden Oak Value Portfolio, Golden Oak Tax-Managed Equity Portfolio, International Equity Portfolio, and the Golden Oak Michigan Tax Free Bond Portfolio.

The Administrator serves as the shareholder servicing agent for the Portfolios. Compensation for this service is paid under the Administration Agreement.

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company, have entered into a Distribution Agreement (the "Distribution Agreement"). The Trustees have adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan") on behalf of the Class A shares. The Plan provides for payment to the Distributor at an annual rate of .25% of the average daily net assets for the Class A shares of each Portfolio.

4. Investment Advisory Agreements:

The Trust has entered into an Investment Advisory Agreement with Citizens Bank (the "Adviser") dated January 28, 1993 under which the Adviser receives an annual fee equal to .34% of the average daily net assets of the Growth, Tax-Managed Equity and Small Cap Value Portfolios, .29% of the first $50 million, .39% of the next $50 million, and .34% of any amount above $100 million of the average daily net assets of the Value Portfolio, .30% of the average daily net assets of the International Equity Portfolio, .50% of the average daily net assets of the Bond Portfolios and .225% of the first $500 million and
 .28% of any amount above $500 million of the average daily net assets of the Money Market Portfolio. The Adviser has voluntarily agreed to waive a portion of its fees in order to limit operating expenses of the Class I and Class A shares (exclusive of distribution expenses) to not more than 1.10% of the average daily net assets of the Growth, Value and Tax-Managed Equity Portfolios, 1.35% of the average daily net assets of the Small Cap Value Portfolio, 1.50% of the average daily net assets of the International Equity Portfolio, .65% of the average daily net assets of the Bond Portfolios and .40% of the average daily net assets of the Money Market Portfolio. Fee waivers are voluntary and may be terminated at any time.

Wellington Management Company, LLP serves as the investment sub-adviser for the Money Market Portfolio pursuant to a sub-advisory agreement dated January 28, 1993 with the Trust and the Adviser and receives an annual fee, computed daily and paid monthly, equal to .075% of the first $500 million and .02% of any amount above $500 million of the average daily net assets of the Portfolio.

Nicholas-Applegate Capital Management serves as the investment sub-adviser for the Growth and Tax-Managed Equity Portfolios pursuant to a sub-advisory agreement dated August 31, 1995 with the Trust and the Adviser and receives an annual fee, computed daily and paid monthly, equal to .40% of the average daily net assets of the Portfolios.

NOTES TO FINANCIAL STATEMENTS (continued)             GOLDEN OAK FAMILY OF FUNDS

July 31, 2000                                                          Unaudited

Systematic Financial Management, L.P. serves as the investment sub-adviser for the Value and Small Cap Value Portfolios pursuant to a sub-advisory agreement dated May 28, 1998 with the Trust and the Adviser and receives an annual fee, computed daily and paid monthly, equal to .45% of the first $50 million, .35% of the next $50 million, and .40% of any amount above $100 million of the average daily net assets of the Value Portfolio and .65% of the average daily net assets of the Small Cap Value Portfolio.

BlackRock International, Ltd. serves as the investment sub-adviser for the International Equity Portfolio pursuant to a sub-advisory agreement dated May 31, 2000, with the Trust and the Adviser and receives an annual fee, computed daily and paid monthly, equal to .60% of the average daily net assets of the Portfolio.

5. Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of the Administrator and/or Distributor. Such officers and trustee are not compensated by the Trust for serving in their respective roles.

The Trust has paid legal fees to a law firm of which two officers of the Trust and a trustee of the Trust are partners.

The Golden Oak Growth, Value, Small Cap Value, and Intermediate-Term Income Portfolios have entered into agreements with the Distributor to act as an agent in placing repurchase agreements for the Portfolios. For its services, the Distributorreceived $3,621 for the period ended July 31, 2000.

6. Investment Transactions:

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments during the period ended July 31, 2000, were as follows:

                                                         Inter-
                                Tax-   Small   Inter-   mediate-  Michigan
                              Managed   Cap   national    Term    Tax Free
              Growth   Value  Equity   Value   Equity    Income     Bond
               (000)   (000)   (000)   (000)    (000)     (000)    (000)
---------------------------------------------------------------------------
Purchases:
  U.S. Gov't  $    -- $    -- $   --  $    -- $    --   $ 3,044    $   --
  Other ....   52,771  55,641  3,777   19,150  17,214     6,465     8,416
Sales:
  U.S. Gov't  $    -- $    -- $   --  $    -- $    --   $ 2,005    $   --
  Other ....   47,279  42,181  8,300   16,784   1,002    21,932     9,115

At July 31, 2000, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investment securities at July 31, 2000, for the Equity and Bond Portfolios are as follows:

                                                         Inter-
                                Tax-   Small   Inter-   mediate-  Michigan
                              Managed   Cap   national    Term    Tax Free
              Growth   Value  Equity   Value   Equity    Income     Bond
               (000)   (000)   (000)   (000)    (000)     (000)    (000)
---------------------------------------------------------------------------
Aggregate
  Gross
  Unrealized
  Appreciation  $19,277  $9,722  $21,838  $ 7,095  $  201  $   486  $1,299
Aggregate
  Gross
  Unrealized
  Depreciation   (2,991) (5,723)     (13)  (4,422) (1,102)  (6,460)   (865)
                -------  ------  -------  -------- ------  -------  ------
Net Unrealized
  Appreciation/
  (Depreciation)$16,286  $3,999  $21,825  $ 2,673  $ (901) $(5,974) $  434
                =======  ======  =======  =======  ======  =======  ======

NOTES TO FINANCIAL STATEMENTS (concluded)             GOLDEN OAK FAMILY OF FUNDS

July 31, 2000                                                          Unaudited

7. Forward Foreign Currency Contracts:

The Golden Oak International Equity Portfolio enters into forward foreign currency exchange contracts as hedges against portfolio positions and in connection with portfolio purchases and sales of securities denominated in a foreign currency. Such contracts, which protect the value of the fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

There were no forward foreign currency contracts outstanding on July 31, 2000.

8. Concentration of Credit Risk:

The Money Market Portfolio invests primarily in money market instruments maturing in 397 days or less whose ratings are within the two highest ratings categories assigned by a nationally recognized statistical rating organization or, if not rated, are believed by the Sub-Adviser to be of comparable quality. The Bond Portfolios invest primarily in marketable debt instruments. The market value of these investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of debt securities generally rise. Conversely, during periods of rising interest rates the values of such securities generally decline. The ability of the issuers of the securities held by these Portfolios to meet their obligations may be affected by economic and political developments in a specific industry, state or region. Changes by recognized rating organizations in the ratings of any debt security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The Golden Oak Michigan Tax Free Bond Portfolio invests in debt instruments of municipal issuers. The issuers' ability to meet their obligations may be affected by economic developments in a specific state or region. The Golden Oak Michigan Tax Free Bond invests primarily in obligations located in Michigan.

9. Common Trust Fund Conversion:

On April 30, 1999, the Citizens Bank -- Jackson Common Equity Fund was converted into Tax-Managed Equity Portfolio.

The assets which consisted of securities and related receivables, were converted on a tax-free basis. The number of shares issued for the fund and the net assets (including unrealized appreciation) of the fund immediately before the conversion was as follows:

     NET            UNREALIZED         GOLDEN OAK
   ASSETS          APPRECIATION       SHARES ISSUED
--------------------------------------------------------
 $45,237,878        $31,740,085         4,523,788





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NOTES

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[GRAPHIC OMITTED]

THE GOLDEN OAK FAMILY OF FUNDS


GROWTH PORTFOLIO

VALUE PORTFOLIO

TAX-MANAGED EQUITY PORTFOLIO

SMALL CAP VALUE PORTFOLIO

INTERNATIONAL EQUITY PORTFOLIO

INTERMEDIATE-TERM INCOME PORTFOLIO

MICHIGAN TAX FREE BOND PORTFOLIO

PRIME OBLIGATION MONEY MARKET PORTFOLIO


INVESTMENT ADVISER

Citizens Bank
328 S. Saginaw Street
Flint, Michigan 48502

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

TO OBTAIN MORE INFORMATION:

BY TELEPHONE: Call 1-800-545-6331
BY MAIL: Write to us
         Golden Oak Family of Funds
         c/o The Arbor Fund
         P.O. Box 219947
         Kansas City, Missouri 64121-9749



GOK-F-002-05